UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4079

John Hancock Equity Trust (Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210 (Address of principal executive offices) (Zip code)

Alfred P. Ouellette Senior Attorney and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210 (Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2006

ITEM 1. REPORT TO SHAREHOLDERS.

JOHN HANCOCK

Technology Leaders Fund

4.30.2006 Semiannual Report

JOHN HANCOCK FUNDS

Your fund at a glance

Manager’s report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 14

For more information
page 29

To Our Shareholders,

After producing modest returns in 2005, the stock market has advanced smartly in the first four months of 2006. The major indexes all advanced and produced four-month returns that were ahead of the market’s returns for all of 2005. For example, the Standard & Poor’s 500 Index returned 5.61% year-to-date through April 2006, versus 4.91% last year in total. Investors were encouraged by solid corporate earnings, a healthy economy and stable inflation, which suggested the Federal Reserve could be coming close to the end of its 18-month campaign of raising interest rates.

Despite the good results to date, it is anyone’s guess where the market will end 2006, especially given the wild cards of interest rate moves and record-high energy prices and their impact on corporate profits and the economy.

One thing we do know, however, is that the stock market’s pattern is one of extremes. Consider the last 10 years. From 1995 through 1999, we saw double-digit returns in excess of 20% per year, only to have 2000 through 2002 produce ever-increasing negative results, followed by another 20%-plus up year in 2004 and a less than 5% advance in 2005. Since 1926, the market, as measured by the Standard & Poor’s 500 Index, has produced average annual results of 10.4% . However, that “normal” return is rarely produced in any given year. In fact, calendar-year returns of 8% to 12% have occurred only five times in the 80 years since 1926.

Although the past in no way predicts the future, we have learned at least one lesson from history: Expect highs and lows in the short term, but always invest for the long term. Equally important: Work with your financial professional to maintain a diversified portfolio, spread out among not only different asset classes — stocks, bonds and cash — but also among various investment styles. It’s the best way we know of to benefit from, and weather, the market’s extremes.

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of April 30, 2006. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks capital appreciation by normally investing at least 80% of its assets in companies that the manager believes are, or have the potential to be, technology leaders.

Over the last six months

*  Technology stocks posted strong gains, buoyed by improving economic conditions and earnings gains.

*  The Fund outpaced the Russell 3000 Technology Index, aided by advantageous stock selection.

*  The Fund’s best-performing holdings were an eclectic mix of companies.

Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Top 10 holdings
4.5%	MEMC Electronic Materials, Inc.
4.3%	Apple Computer, Inc.
4.2%	Corning, Inc.
3.3%	Grant Prideco, Inc.
2.9%	Adobe Systems, Inc.
2.7%	Google, Inc. (Class A)
2.7%	Nokia Corp.
2.7%	Cisco Systems, Inc.
2.6%	Palm, Inc.
2.6%	Red Hat, Inc.
As a percentage of net assets on April 30, 2006.

1

MANAGER’S
REPORT

BY THOMAS P. NORTON, CFA, FOR THE SOVEREIGN ASSET MANAGEMENT LLC PORTFOLIO MANAGEMENT TEAM

JOHN HANCOCK

Technology Leaders Fund

Recently, Thomas Norton assumed portfolio management responsibilities for John Hancock Technology Leaders Fund, replacing Anurag Pandit, who left the company to pursue other opportunities. Mr. Norton, who joined John Hancock in 2002, is also a member of several other growth-oriented portfolio management teams.

“After posting disappointing
results for the prior year, tech-
nology stocks rebounded
strongly during the six months
ended April 30, 2006.”

After posting disappointing results for the prior year, technology stocks rebounded strongly during the six months ended April 30, 2006. Like the overall stock market, tech stocks were buoyed by investors’ optimism about a prolonged period of steady economic growth in an environment characterized by moderate interest rate hikes and benign inflation. That said, tech stocks experienced a fair amount of volatility during the period as investors periodically fretted over a potential slowdown brought about by rising interest rates and higher energy prices. But good news on the earnings front also helped push tech stock prices higher, as many companies in the tech group posted better-than-expected earnings growth. Much of that positive momentum stemmed from the combination of continued strong consumer outlays on an array of electronic products, Corporate America’s long-awaited increase in its spending on tech goods and services and surging global demand. At the end of the period, technology stocks exhibited further strength as investors redeployed profits from other surging industry sectors, such as energy, into the tech group — driving the tech-laden market indexes such as the NASDAQ-100 Index to heights not seen since earlier in the decade. Generally speaking, smaller companies were the pacesetters, and telecommunications and related companies scored best.

2

Performance

For the six months ended April 30, 2006, John Hancock Technology Leaders Fund’s Class A, Class B, Class C and Class I shares posted total returns of 14.38%, 13.98%, 13.98% and 14.70%, respectively, at net asset value. During the same six-month period, the Russell 3000 Technology Index returned 9.69%, the average Morningstar specialty-technology fund returned 14.78% 1 and the Standard & Poor’s 500 Index returned 9.64% . Keep in mind that your net asset value return will be different from the Fund’s performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance results.

“The primary contributor to the
Fund’s outperformance of the
Russell index was solid
stock selection...”

Stock selection aids returns

The primary contributor to the Fund’s outperformance of the Russell index was solid stock selection, with holdings such as MEMC Electronic Materials, Inc. and Seagate Technology leading the way. MEMC, a supplier of silicon wafers to semiconductor manufacturers, was buoyed by rising profits on higher selling prices and an increase in demand for its products. Holdings in hard disk drive manufacturer Seagate also performed well, buoyed by strong demand for the company’s data storage products for personal computers, the gaming market and mobile communications. The stock price of Finland-based Nokia Corp., the world’s top cell-phone maker, rose more than 30% for the period, aided by its ability to top Wall Street’s already high earnings expectations for the company. The company also reported that its global market share had expanded to 35%, driven by growing demand for cell phones in China, North America, India and Latin America. We also enjoyed good gains from Corning, Inc., which has experienced a revival by focusing on specialties such as screens for plasma television sets and taking cost-cutting measures.

Elsewhere, our holdings in shares of Palm, Inc., a maker of handheld devices and software, also aided the Fund’s absolute and relative returns. Not only did the company benefit from rising revenues on strong demand for its TREO line of personal computing devices, it also was boosted by speculation that the

3

Industry
distribution[2]

Communications
equipment	14%

Computer
hardware	11%

Semiconductor
equipment	10%

Systems
software	8%

Semiconductors	7%

Application
software	7%

Integrated
telecommunication
services	6%

Internet software
& services	5%

Wireless
telecommunication
services	4%

Movies &
entertainment	3%

Oil & gas equipment
& services	3%

Internet retail	3%

Data processing
& outsourced
services	3%

Broadcasting
& cable TV	2%

Office services
& supplies	2%

Electronic
equipment
manufacturers	2%

All others	6%

company could grow market share at the expense of rival Research in Motion, maker of the Blackberry line of products, which faced a series of patent infringement lawsuits. E-commerce software maker Digital River also scored well for us as its profits climbed in response to surging sales.

Blue chip blues

Relative to the Russell index, our underweighted exposure to poor-performing bellwether tech companies including Intel and Microsoft helped performance. Much of their malaise stemmed from what the business media has termed “the blue chip blues,” whereby large well-known U.S. companies posted strong earnings growth but still underperformed, cast aside by investors seeking faster-growing opportunities among smaller and more internationally focused companies.

Another disappointment resulted from our decision to underweight Cisco Systems, Inc. relative to the Russell index, and it was one of the tech sector’s leading performers during the period. Although we did benefit from the company’s strong gains, we just didn’t own enough of it. We also lost ground by owning Symantec Corp., maker of the Norton brand of antivirus and security software. It initially came under pressure due to investors’ skepticism about the company’s acquisition of storage-software firm VERITAS The stock stumbled further on news that the company had received notice from the Internal Revenue Service claiming Symantec owed $1 billion in additional taxes, mostly related to

4

the VERITAS acquisition. Another disappointment was eBay, Inc., which continually lost ground throughout the period amid concerns over maturity growth in the company’s core auctions business. Our holdings in Sandisk also worked against us, as the company’s stock slumped on a weak pricing outlook for its flash-memory-card products.

“Overall, we remain optimistic in our
outlook for technology stocks.”

Outlook

Overall, we remain optimistic in our outlook for technology stocks. From a macroeconomic standpoint, we believe we’re closer to the end of the current cycle of interest rate hikes, which should augur well for stocks overall and tech stocks in particular. We also feel that tech stocks are reasonably valued at current levels given their prospects for growth. Furthermore, we believe U.S. corporations in particular are in reasonably good shape with plenty of cash on their balance sheets. In our view, that cash is likely to be redeployed as capital expenditures, with the bulk of it going toward technology goods and services. Also supporting our bullish outlook for tech stocks is our outlook for consumer spending on electronics, which we expect to remain healthy over the near term.

This commentary reflects the views of the portfolio manager through the end of the Fund’s period discussed in this report. The manager’s statements reflect his own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

Sector investing is subject to greater risks than the market as a whole.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of the Fund’s net assets on April 30, 2006.

5

A LOOK AT
PERFORMANCE
For the period ended
April 30, 2006

	Class A	Class B	Class C	Class I1
Inception date	6-29-99	6-20-05	6-20-05	6-20-05

Average annual returns with maximum sales charge (POP)
One year	18.92%	—	—	—

Five years	–3.89	—	—	—

Since inception	0.08	—	—	—

Cumulative total returns with maximum sales charge (POP)
Six months	8.66	8.98	12.98	14.70

One year	18.92	—	—	—

Five years	–18.01	—	—	—

Since inception	0.56	11.18	15.18	17.42

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1For certain types of investors as described in the Fund’s Class I share prospectus.

6

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in two separate indexes.

	Class B1	Class C1	Class I1,2
Period beginning	6-20-05	6-20-05	6-20-05

Without sales charge	$11,618	$11,618	$11,742

With maximum sales charge	11,118	11,518	11,742

Index 1	10,949	10,949	10,949

Index 2	11,426	11,426	11,426

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of April 30, 2006. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index — Index 1 — is an unmanaged index that includes 500 widely traded common stocks.

NASDAQ-100 Stock Index — Index 2 — is an unmanaged index that includes 100 of the largest domestic and international non-financial companies listed on the NASDAQ Stock Market based on market capitalization.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 Index 2 figure as of June 30, 2005.

2 For certain types of investors as described in the Fund’s Class I share prospectus.

7

YOUR
EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

*  Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

*  Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on October 31, 2005, with the same investment held until April 30, 2006.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 10-31-05	on 4-30-06	ended 4-30-06[1]

Class A	$1,143.80	$9.57
Class B	1,139.80	13.28
Class C	1,139.80	13.27
Class I	1,147.00	6.69

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2006 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on October 31, 2005, with the same investment held until April 30, 2006. Look in any other fund shareholder report to find its hypothetical example, and you will be able to compare these expenses.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 10-31-05	on 4-30-06	ended 4-30-06[1]

Class A	$1,015.87	$9.00
Class B	1,012.38	12.49
Class C	1,012.39	12.48
Class I	1,018.56	6.29

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.80%, 2.50%, 2.50% and 1.26% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by number of days in the most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

9

F I N A N C I A L  S TAT E M E N T S

FUND’S
INVESTMENTS
Securities owned
by the Fund on
April 30, 2006
(unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 96.12%		$4,203,762
(Cost $3,412,249)
Application Software 6.74%		294,827

BEA Systems, Inc. (I)	6,400	84,800

Intuit, Inc. (I)	1,053	57,041

Quest Software, Inc. (I)	2,400	41,304

Red Hat, Inc. (I)	3,800	111,682
Broadcasting & Cable TV 2.48%		108,401

Comcast Corp. (Special Class A) (I)	1,679	51,764

DIRECTV Group, Inc. (The) (I)	3,316	56,637
Communications Equipment 13.70%		599,124

Cisco Systems, Inc. (I)	5,600	117,320

Comverse Technology, Inc. (I)	4,500	101,925

Corning, Inc. (I)	6,650	183,740

QUALCOMM, Inc.	2,108	108,225

Seagate Technology (Cayman Islands) (I)	3,310	87,914
Computer Hardware 11.02%		481,979

Apple Computer, Inc. (I)	2,680	188,645

Dell, Inc. (I)	2,156	56,487

Hewlett-Packard Co.	1,300	42,211

International Business Machines Corp.	964	79,376

Palm, Inc. (I)(L)	5,100	115,260
Computer Storage & Peripherals 1.25%		54,913

EMC Corp. (I)	3,750	50,663

LaserCard Corp. (I)	250	4,250
Data Processing & Outsourced Services 2.53%		110,671

First Data Corp.	898	42,826

Fiserv, Inc. (I)	1,505	67,845

See notes to financial statements.

10

F I N A N C I A L  S TAT E M E N T S

Issuer	Shares	Value
Distributors 0.50%		$22,053

Ingram Micro, Inc. (Class A) (I)	700	12,873

Tech Data Corp. (I)	250	9,180
Electrical Components & Equipment 0.19%		8,532

Eagle Test Systems, Inc. (I)	540	8,532
Electronic Equipment Manufacturers 1.86%		81,178

Garmin Ltd. (Cayman Islands)	940	81,178
Electronic Manufacturing Services 0.71%		31,192

Jabil Circuit, Inc. (I)	800	31,192
Home Entertainment Software 1.47%		64,411

Electronic Arts, Inc. (I)	1,134	64,411
Integrated Telecommunication Services 5.64%		246,692

BT Group Plc, American Depositary
Receipt (ADR) (United Kingdom)	800	32,024

China Mobile Ltd. (ADR) (Hong Kong)	3,236	93,391

NeuStar, Inc. (Class A) (I)	180	6,318

Telefonos de Mexico SA de CV (ADR) (Mexico)	3,200	70,368

Verizon Communications, Inc.	1,350	44,591
Internet Retail 3.21%		140,233

Amazon.com, Inc. (I)	1,650	58,096

eBay, Inc. (I)	1,548	53,267

IAC/InterActiveCorp (I)	1,000	28,870
Internet Software & Services 4.80%		209,899

Adaptec, Inc. (I)	2,250	12,442

Google, Inc. (Class A) (I)	285	119,113

Yahoo!, Inc. (I)	2,390	78,344
Leisure Products 0.77%		33,570

Expedia, Inc. (I)	1,800	33,570
Movies & Entertainment 3.35%		146,564

Disney (Walt) Co. (The)	2,009	56,172

Pixar, Inc. (I)	1,406	90,392
Office Services & Supplies 2.26%		98,767

Canon, Inc. (ADR) (Japan)	1,303	98,767
Oil & Gas Equipment & Services 3.34%		145,920

Grant Prideco, Inc. (I)	2,850	145,920

See notes to financial statements.

11

F I N A N C I A L  S TAT E M E N T S

Issuer		Shares	Value
Semiconductor Equipment 9.75%			$426,437

Applied Materials, Inc.		5,100	91,545

Broadcom Corp. (Class A) (I)		2,000	82,220

KLA-Tencor Corp.		1,200	57,792

MEMC Electronic Materials, Inc. (I)		4,800	194,880
Semiconductors 7.37%			322,121

Analog Devices, Inc.		2,100	79,632

Maxim Integrated Products, Inc.		2,050	72,283

NVIDIA Corp. (I)		1,700	49,674

Texas Instruments, Inc.		1,360	47,206

Xilinx, Inc.		2,650	73,326

Systems Software 8.02%			350,591

Adobe Systems, Inc.		3,214	125,989

Microsoft Corp.		4,468	107,902

SAP AG, (ADR) (Germany)		1,410	77,028

Symantec Corp. (I)		2,422	39,672

Technology Distributors 1.12%			48,806

CDW Corp.		820	48,806

Wireless Telecommunication Services 4.04%			176,881

Nokia Corp., (ADR) (Finland)		5,246	118,874

Sprint Nextel Corp.		2,339	58,007

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 6.44%			$281,495
(Cost $281,495)
Joint Repurchase Agreement 3.82%			167,000

Investment in a joint repurchase agreement
transaction with Barclays — Dated 4-28-06,
due 5-1-06 (Secured by U.S. Treasury Inflation
Indexed Bond 3.875%, due 4-15-29 and U.S.
Treasury Inflation Indexed Note 2.375%,
due 4-15-11)	4.710%	$167	167,000

		Shares
Cash Equivalents 2.62%			114,495

AIM Cash Investment Trust (T)		114,495	114,495

See notes to financial statements.

12

F I N A N C I A L  S TAT E M E N T S

Total investments 102.56%	$4,485,257

Other assets and liabilities, net (2.56%)	($112,019)

Total net assets 100.00%	$4,373,238

(I)	Non-income-producing security.

(L)	All or a portion of this security is on loan as of April 30, 2006.

(T)	Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to  financial statements.

13

F I N A N C I A L  S TAT E M E N T S

ASSETS AND
LIABILITIES
April 30, 2006
(unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets
Investments at value (cost $3,693,744) including
$113,000 of securities loaned	$4,485,257
Cash	382
Receivable for shares sold	7,355
Dividends and interest receivable	802
Receivable from affiliates	9,479
Other assets	511
Total assets	4,503,786

Liabilities
Payable for shares repurchased	17
Payable upon return of securities loaned	114,495
Payable to affiliates
Management fees	3,555
Distribution and service fees	222
Other	55
Other payables and accrued expenses	12,204
Total liabilities	130,548

Net assets
Capital paid-in	8,147,379
Accumulated net realized loss on investments	(4,543,760)
Net unrealized appreciation of investments	791,513
Accumulated net investment loss	(21,894)
Net assets	$4,373,238

Net asset value per share
Based on net asset values and shares outstanding —
the Fund has an unlimited number of shares
authorized with no par value
Class A ($3,930,000 ÷ 380,223 shares)	$10.34
Class B ($396,046 ÷ 38,567 shares)	$10.27
Class C ($46,018 ÷ 4,481 shares)	$10.27
Class I ($1,174 ÷ 113 shares)	$10.38

Maximum offering price per share
Class A1 ($10.34 ÷ 95%)	$10.88

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements.

14

F I N A N C I A L  S TAT E M E N T S

OPERATIONS
For the period ended
April 30, 2006
(unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income
Dividends (net of foreign withholding taxes of $393)	$11,164
Interest	2,339
Securities lending	1,648
Total investment income	15,151

Expenses
Investment management fees	19,994
Class A distribution and service fees	5,542
Class B distribution and service fees	1,303
Class C distribution and service fees	212
Class A, B and C transfer agent fees	4,998
Registration and filing fees	18,455
Printing	10,158
Professional fees	8,081
Custodian fees	5,914
Miscellaneous	1,390
Accounting and legal services fees	356
Trustees’ fees	326
Compliance fees	73
Securities lending fees	60
Total expenses	76,862
Less expense reductions	(39,817)
Net expenses	37,045
Net investment loss	(21,894)

Realized and unrealized gain
Net realized gain on investments	202,641
Change in net unrealized appreciation
(depreciation) of investments	339,656
Net realized and unrealized gain	542,297
Increase in net assets from operations	$520,403

1 Semiannual period from 11-1-05 through 4-30-06.

See notes to financial statements.

15

F I N A N C I A L  S TAT E M E N T S

CHANGES IN
NET ASSETS

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	10-31-05	4-30-06[1]

Increase (decrease) in net assets
From operations
Net investment loss	($126,319)	($21,894)
Net realized gain	549,414	202,641
Change in net unrealized
appreciation (depreciation)	(207,725)	339,656
Increase in net assets
resulting from operations	215,370	520,403
From Fund share transactions	(15,338)	295,531

Net assets
Beginning of period	3,357,272	3,557,304
End of period[2]	$3,557,304	$4,373,238

1 Semiannual period from 11-1-05 through 4-30-06. Unaudited.
2 Includes accumulated net investment loss of none and $21,894, respectively.

See notes to financial statements.

16

F I N A N C I A L  H I G H L I G H T S

FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

Period ended	10-31-01[1]	10-31-02[1]	10-31-03[1]	10-31-04[1]	10-31-05[2]	4-30-06[3]

Per share operating performance
Net asset value,
beginning of period	$15.25	$8.46	$6.32	$8.42	$8.47	$9.04
Net investment loss[4]	(0.14)	(0.21)	(0.19)	(0.30)	(0.33)	(0.05)
Net realized and unrealized
gain (loss) on investments	(6.35)	(1.93)	2.29	0.35	0.90	1.35
Total from
investment operations	(6.49)	(2.14)	2.10	0.05	0.57	1.30
Less distributions
From net investment income	(0.19)	—	—	—	—	—
From net realized gain	(0.11)	—	—	—	—	—
	(0.30)	—	—	—	—	—
Net asset value, end of period	$8.46	$6.32	$8.42	$8.47	$9.04	$10.34
Total return[5,6] (%)	(43.25)[7]	(25.30)	33.23	0.59	6.73	14.38[8]

Ratios and supplemental data
Net assets, end of period
(in millions)	$6	$3	$4	$3	$3	$4
Ratio of expenses
to average net assets (%)	2.00	3.27	3.19	4.13	4.62	1.80[9]
Ratio of gross expenses
to average net assets[10] (%)	3.98	4.38	4.02	4.13	6.71	3.79[9]
Ratio of net investment loss
to average net assets (%)	(1.37)	(2.66)	(2.63)	(3.56)	(3.74)	(1.04)[9]
Portfolio turnover (%)	51	73	109	54	59	31

See notes to financial statements.

17

F I N A N C I A L  H I G H L I G H T S

CLASS B SHARES

Period ended	10-31-05[11]	4-30-06[3]

Per share operating performance
Net asset value,
beginning of period	$8.84	$9.01
Net investment loss[4]	(0.06)	(0.09)
Net realized and unrealized
gain on investments	0.23	1.35
Total from
investment operations	0.17	1.26
Net asset value, end of period	$9.01	$10.27
Total return[5,6] (%)	1.92	13.98[8]

Ratios and supplemental data
Net assets, end of period
(in millions)	—[12]	—[12]
Ratio of expenses
to average net assets (%)	2.50[9]	2.50[9]
Ratio of gross expenses
to average net assets[10] (%)	8.31[9]	4.49[9]
Ratio of net investment loss
to average net assets (%)	(1.81)[9]	(1.76)[9]
Portfolio turnover (%)	59	31

See notes to financial statements.

18

F I N A N C I A L  H I G H L I G H T S

CLASS C SHARES

Period ended	10-31-05[11]	4-30-06[3]

Per share operating performance
Net asset value,
beginning of period	$8.84	$9.01
Net investment loss[4]	(0.06)	(0.09)
Net realized and unrealized
gain on investments	0.23	1.35
Total from
investment operations	0.17	1.26
Net asset value, end of period	$9.01	$10.27
Total return[5,6] (%)	1.92	13.98[8]

Ratios and supplemental data
Net assets, end of period
(in millions)	—[12]	—[12]
Ratio of expenses
to average net assets (%)	2.50[9]	2.50[9]
Ratio of gross expenses
to average net assets[10] (%)	8.31[9]	4.49[9]
Ratio of net investment loss
to average net assets (%)	(2.02)[9]	(1.74)[9]
Portfolio turnover (%)	59	31

See notes to financial statements.

19

F I N A N C I A L  H I G H L I G H T S

CLASS I SHARES

Period ended	10-31-05[11]	4-30-06[3]

Per share operating performance
Net asset value,
beginning of period	$8.84	$9.05
Net investment loss[4]	(0.01)	(0.03)
Net realized and unrealized
gain on investments	0.22	1.36
Total from
investment operations	0.21	1.33
Net asset value, end of period	$9.05	$10.38
Total return[5,6] (%)	2.38	14.70[8]

Ratios and supplemental data
Net assets, end of period
(in millions)	—[12]	—[12]
Ratio of expenses
to average net assets (%)	1.29[9]	1.30[9]
Ratio of gross expenses
to average net assets[10] (%)	7.10[9]	3.29[9]
Ratio of net investment loss
to average net assets (%)	(0.46)[9]	(0.54)[9]
Portfolio turnover (%)	59	31

1 Audited by previous auditor.
2 Effective 6-18-05, shareholders of the former Light Revolution Fund became owners of an equal number of full and fractional Class A shares of the John Hancock Technology Leaders Fund. Additionally, the accounting and performance history of the Light Revolution Fund was redesignated as that of Class A of John Hancock Technology Leaders Fund.
3 Semiannual period from 11-1-05 through 4-30-06. Unaudited.
4 Based on the average of the shares outstanding.
5 Assumes dividend reinvestment and does not reflect the effect of sales charges.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 The total return calculation does not reflect the maximum sales charge discounted 2-8-02 of 4.75% .
8 Not annualized.
9 Annualized.
10 Does not take into consideration expense reductions during the periods shown.
11 Class B, Class C and Class I shares began operations on 6-20-05.
12 Less than $500,000.

See notes to financial statements.

20

NOTES TO
STATEMENTS
Unaudited

Note A

Accounting policies

John Hancock Technology Leaders Fund (the “Fund”) is a diversified series of John Hancock Equity Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve long-term growth of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is the accounting and performance successor to Light Revolution Fund (the “Predecessor Fund”), a diversified open-end management investment company organized as a Maryland corporation. On June 17, 2005, the Fund acquired substantially all the assets and assumed the liabilities of the Predecessor Fund pursuant to an agreement and plan of reorganization, in exchange for Class A shares of the Fund.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or if quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (“MFC”), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large

21

repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifi-able to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2006.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At April 30, 2006, the Fund loaned securities having a market value of $113,000 collateralized by cash in the amount of $114,495. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $4,641,491 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: October 31, 2009 — $925,651, October 31, 2010 —$3,278,640 and October 31, 2011 — $437,200.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend.

22

Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B

Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a daily management fee to the Adviser, at an annual rate of 1.00% of the Fund’s average daily net asset value.

Effective December 31, 2005, the investment management teams of the Adviser were reorganized into Sovereign Asset Management LLC (“Sovereign”), a wholly owned indirect subsidiary of John Hancock Life Insurance Company (“JHLICo”), a subsidiary of MFC. The Adviser remains the principal advisor on the Fund and Sovereign acts as subadviser under the supervision of the Adviser. The restructuring did not have an impact on the Fund, which continues to be managed using the same investment philosophy and process. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has agreed to limit the Fund’s total expenses excluding distribution, and service fees and transfer agent fees, to 1.25% of the Fund’s average daily net asset value, on an annual basis, and total operating expenses of Class A, Class B, Class C and Class I shares to 1.80%, 2.50%, 2.50% and 1.30% of each respective class’s average daily net asset value, at least until February 28, 2007. Accordingly, the expense reductions related to this total expense limitation amounted to $39,817 for the period ended April 30, 2006. The Adviser reserves the right to terminate these limitations in the future.

The Trust has a Distribution Agreement with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of the average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended

23

April 30, 2006, JH Funds received net up-front sales charges of $3,415 with regard to sales of Class A shares. Of this amount, $529 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $2,883 was paid as sales commissions to unrelated broker-dealers and $3 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent JHLICo, is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2006, JH Funds received no CDSCs with regard to Class B and Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the average daily net asset value. Signature Services has agreed to limit transfer agent fees on Class A, Class B and Class C shares to 0.25% of each class’s average daily net asset value, at least until February 28, 2007. Signature Services has also agreed to voluntarily reduce the Fund’s asset-based portion of the transfer agent fee for Class A, Class B and Class C shares if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by greater than 0.05% . There were no transfer agent fee reductions for the period ended April 30, 2006. Signature Services reserves the right to terminate this limitation at any time. The Fund has an agreement with the Adviser and affili-ates to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $356. The Fund also paid the Adviser the amount of $2,888 for certain publishing services, included in the printing fees. The Fund reimbursed JHLICo for certain compliance costs, included in the Fund’s Statement of Operations.

The Adviser and other subsidiaries of JHLICo owned 113 Class I shares of benefi-cial interest of the Fund on April 30, 2006.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal

24

and are marked to market on a periodic basis to reflect any income earned by the  investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C

Fund share transactions

This listing illustrates the number of Fund’s shares sold and repurchased during the last two periods, along with the corresponding dollar value.

	Year ended 10-31-05		Year ended 4-30-06[1]
	Shares	Amount	Shares	Amount

Class A shares
Sold	21,880	$197,339	41,631	$413,612
Repurchased	(47,794)	(424,498)	(31,764)	(315,131)
Net increase (decrease)	(25,914)	($227,159)	9,867	$98,481

Class B shares[2]
Sold	24,986	$226,995	23,385	$233,007
Repurchased	(5,781)	(52,223)	(4,023)	(40,903)
Net increase	19,205	$174,772	19,362	$192,104

Class C shares[2]
Sold	3,983	$36,049	498	$4,946
Net increase	3,983	$36,049	498	$4,946

Class I shares[2]
Sold	113	$1,000	—	—
Net increase	113	$1,000	—	—

Net increase (decrease)	(2,613)	($15,338)	29,727	$295,531

1 Semiannual period from 11-1-05 through 4-30-06. Unaudited.

2 Class B, Class C and Class I shares began operations on 6-20-05.

Note D Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2006, aggregated $1,471,452 and $1,218,132, respectively.

The cost of investments owned on April 30, 2006, including short-term investments, for federal income tax purposes, was $3,759,784. Gross unrealized appreciation and depreciation of investments aggregated $851,829 and $126,356, respectively, resulting in net unrealized appreciation of $725,473. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

25

OUR FAMILY
OF FUNDS

Equity	Balanced Fund
Classic Value Fund
Core Equity Fund
Focused Equity Fund
Growth Trends Fund
Large Cap Equity Fund
Large Cap Select Fund
Mid Cap Equity Fund
Mid Cap Growth Fund
Multi Cap Growth Fund
Small Cap Fund
Small Cap Equity Fund
Small Cap Intrinsic Value Fund
Sovereign Investors Fund
U.S. Global Leaders Growth Fund

Asset Allocation and	Allocation Growth + Value Portfolio
Lifestyle Portfolios	Allocation Core Portfolio
Lifestyle Aggressive Portfolio
Lifestyle Growth Portfolio
Lifestyle Balanced Portfolio
Lifestyle Moderate Portfolio
Lifestyle Conservative Portfolio

Sector	Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

International	Greater China Opportunities Fund
International Fund
International Classic Value Fund

Income	Bond Fund
Government Income Fund
High Yield Fund
Investment Grade Bond Fund
Strategic Income Fund

Tax-Free Income	California Tax-Free Income Fund
High Yield Municipal Bond Fund
Massachusetts Tax-Free Income Fund
New York Tax-Free Income Fund
Tax-Free Bond Fund

Money Market	Money Market Fund
U.S. Government Cash Reserve

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

26

ELECTRONIC
DELIVERY
Now available from
John Hancock Funds

Instead of sending annual and semiannual reports and prospectuses through the U.S. mail, we’ll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

*  No more waiting for the mail to arrive; you’ll receive an e-mail notification as soon as the document is ready for online viewing.

*  Reduces the amount of paper mail you receive from John Hancock Funds.

*  Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at

www.jhfunds.com/edelivery

27

OUR WEB SITE

A wealth of information —

www.jhfunds.com

View the latest information for your account. Transfer money from one account to another. Get current quotes for major market indexes.

Use our online calculators to help you with your financial goals.

Get up-to-date commentary from John Hancock Funds investment experts.

Access forms, applications and tax information.

28

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Francis V. Knox, Jr.	Custodian
Ronald R. Dion, Chairman	Vice President and	The Bank of New York
James R. Boyle†	Chief Compliance Officer	One Wall Street
James F. Carlin	John G. Vrysen	New York, NY 10286
Richard P. Chapman, Jr.*	Executive Vice President and
William H. Cunningham	Chief Financial Officer	Transfer agent
Charles L. Ladner*		John Hancock Signature
Dr. John A. Moore*	Investment adviser	Services, Inc.
Patti McGill Peterson*	John Hancock Advisers, LLC	1 John Hancock Way,
Steven R. Pruchansky	601 Congress Street	Suite 1000
*Members of the Audit Committee	Boston, MA 02210-2805	Boston, MA 02217-10 00
†Non-Independent Trustee
	Subadviser	Legal counsel
	Sovereign Asset	Wilmer Cutler Pickering
	Management LLC	Hale and Dorr LLP
Officers	101 Huntington Avenue	60 State Street
Keith F. Hartstein	Boston, MA 02199	Boston, MA 02109-1803
President and
Chief Executive Officer	Principal distributor
William H. King	John Hancock Funds, LLC
Vice President and Treasurer	601 Congress Street
Boston, MA 02210-2805

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

29

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of
the shareholders of John Hancock
Technology Leaders Fund.

060SA 4/06
6/06

JOHN HANCOCK

Growth Trends Fund

4.30.2006 **Semiannual Report**

John Hancock

JOHN HANCOCK FUNDS

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 15

For more information
page 29

To Our Shareholders,

After producing modest returns in 2005, the stock market has advanced smartly in the first four months of 2006. The major indexes all advanced and produced four-month returns that were ahead of the market’s returns for all of 2005. For example, the Standard & Poor’s 500 Index returned 5.61% year-to-date through April 2006, versus 4.91% last year in total. Investors were encouraged by solid corporate earnings, a healthy economy and stable inflation, which suggested the Federal Reserve could be coming close to the end of its 18-month campaign of raising interest rates.

Despite the good results to date, it is anyone’s guess where the market will end 2006, especially given the wild cards of interest rate moves and record-high energy prices and their impact on corporate profits and the economy.

One thing we do know, however, is that the stock market’s pattern is one of extremes. Consider the last 10 years. From 1995 through 1999, we saw double-digit returns in excess of 20% per year, only to have 2000 through 2002 produce ever-increasing negative results, followed by another 20%-plus up year in 2004 and a less than 5% advance in 2005. Since 1926, the market, as measured by the Standard & Poor’s 500 Index, has produced average annual results of 10.4% . However, that “normal” return is rarely produced in any given year. In fact, calendar-year returns of 8% to 12% have occurred only five times in the 80 years since 1926.

Although the past in no way predicts the future, we have learned at least one lesson from history: Expect highs and lows in the short term, but always invest for the long term. Equally important: Work with your financial professional to maintain a diversified portfolio, spread out among not only different asset classes — stocks, bonds and cash — but also among various investment styles. It’s the best way we know of to benefit from, and weather, the market’s extremes.

Sincerely,

Keith F. Hartstein, President and Chief Executive Officer

This commentary reflects the CEO’s views as of April 30, 2006. They are subject to change at any time.

YOUR FUND AT A GLANCE

The Fund seeks long-term growth of capital by investing approximately one-third of its assets in equity securities of U.S. and foreign companies in each of the following sectors: financial services, health care and technology.

Over the last six months

*	The stock market posted solid gains on the strength of the economy and sound corporate earnings growth.

*	All three of the Fund’s focus sectors — financials, technology and health care — had positive returns.

*	The Fund’s financial portfolio — both its overweight and stock selection — was the biggest contributor, followed by technology and health care.

Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Top holdings

Financial Services		Health Care		Technology

8.6%	Bank of America Corp.	9.9%	Shire Pharmaceutical	10.7%	Microsoft Corp.
			Group Plc
7.7%	American International			10.2%	Cisco Systems, Inc.
	Group, Inc.	5.8%	Aveta, Inc.	9.8%	IBM
7.7%	Citigroup, Inc.	5.0%	Cubist	5.3%	Applied Materials, Inc.
7.5%	Wachovia Corp.		Pharmaceuticals, Inc.
				5.1%	QUALCOMM, Inc.
7.3%	State Street Corp.	4.5%	Abbot Laboratories
		4.3%	AstraZeneca Plc

As a percentage of Financial Services, Health Care and Technology net assets, respectively, on April 30, 2006.

1

BY THE SOVEREIGN ASSET MANAGEMENT LLC FINANCIAL, HEALTH CARE AND TECHNOLOGY MANAGEMENT TEAMS

MANAGERS’ REPORT

JOHN HANCOCK Growth Trends Fund

The stock market gained significant ground in the six months ended April 30, 2006 on the strength of the economy and corporate earnings growth. In this period, the Standard & Poor’s 500 Index returned 9.64% . Against this backdrop, John Hancock Growth Trends Fund’s Class A, Class B and Class C shares posted total returns of 9.25%, 8.58% and 8.58%, respectively, at net asset value. That compared with the 8.66% return of the average large cap growth fund, according to Morningstar, Inc.1 The Fund’s three investment sectors — financials, technology and health care — all produced positive results and kept pace with the market, thanks to the outperformance of financial and technology stocks. Health care stocks produced more modest, single-digit results.

“Our stake in investment bankers and asset managers gave the financial portfolio its biggest boosts.”

FINANCIALS By James K. Schmidt

Financial stocks as a group outperformed the broad market, returning 13.01%, as measured by the Standard & Poor’s 500 Financial Index. The gains were largely on the strength of the investment bankers, asset managers and large custodian banks — all of whom reaped the rewards of robust capital-markets activity. Banks and insurers produced positive results but on a more modest scale as they are less sensitive to the stock market’s activity

Our stakes in investment bankers and asset managers gave the financial portfolio its biggest boosts. Companies such as Goldman Sachs Group, Inc. and Lehman Brothers Holdings, Inc. were among our largest contributors to performance as they experienced spectacular earnings growth from increased deal making, equity issuance, mergers and acquisitions, initial public offerings and trading.

Some of the superregional banks, which have a significant piece of their revenue coming from capital-markets activity, were also among the financial portfolio’s and the Fund’s top performers. They included JPMorgan Chase & Co., Wachovia Corp., Bank of America Corp., Citigroup, Inc. and Wells Fargo & Co. Custody bank State

2

Street Corp. also did well for the same reasons. In addition to their capital-markets earnings, JPMorgan and Bank of New York Co., Inc., were recognized for a deal that involved JPMorgan’s purchase of all of Bank of New York’s retail bank branches in exchange for Bank of New York’s purchase of JPMorgan’s corporate trust business.

In the insurance group, reinsurance companies were the laggards as they were hit by the impact of the Gulf Coast hurricanes, including Fund holdings PartnerRe Ltd., Max Re Capital Ltd. and Platinum Underwriters Holdings Ltd. They, and the property and casualty insurance companies such as American International Group, Inc. and insurance broker Willis Group Holdings, wilted as price increases fell short of expectations.

Looking forward, prospects for financial stocks remain generally positive. The economy is on solid footing, unemployment is low and sentiment is optimistic. All of these factors should combine to keep credit quality healthy in 2006 and also bode well for the market.

HEALTH CARE By Robert C. Junkin, CPA

Health care stocks as a group posted gains, although their returns significantly lagged the broader stock market, constrained by slack demand as investors flocked to the stocks of moreeconomically sensitive industry sectors such as energy and manufacturing.

“Health care stocks as a group posted gains, although their returns significantly lagged the broader stock market...”

A big contributor to the Fund’s return was Abgenix, which was acquired by Amgen, Inc., during the period. We also were helped by Aspreva Pharmaceuticals Corp., which was buoyed by better-than-expected revenues, and Nektar Therapeutics, which roared after its treatment Exubera, the first inhalable insulin, received both U.S. and European approval. Gilead Sciences, Inc. posted strong gains, lifted by increased demand for its once-a-day pill to treat HIV and higher royalties from Tamiflu, a drug being stockpiled for a potential bird flu outbreak. Holdings in Shire Pharmaceutical Group Plc did well in response to rising demand for its treatments of Attention Deficit and Hyperactivity Disorder.

On the flip side, we lost ground with Medtronic, Inc., the world’s largest maker of medical devices, which suffered from expectations

3

Sector
distribution[2]

Financials	37%

Information
technology	32%

Health care	28%

Energy	1%

Industrials	1%

that the company’s sales would slow. U.S. health insurers —including Aetna, Inc. and UnitedHealth Group, Inc. — also were disappointments, seemingly struggling under the weight of fears of rising medical costs, a tougher pricing climate and fewer new members. Biotech leaders Genentech, Inc. and Amgen, Inc. also disappointed, hurt chiefly by a sector rotation away from the group.

Given questions over the durability of investors’ recent preference for less risky, more attractively valued investments, we plan to lower our exposure to higher-volatility names and emphasize more attractively valued companies with more predictable growth. Over the longer term, our view is bullish. Favorable demographic trends, most notably the global aging population, and new product and service innovations should support continued solid earnings growth for the health care group as a whole.

TECHNOLOGY By Thomas Norton, CFA

Recently, Thomas Norton assumed portfolio management responsibilities for the technology portion of the Fund, replacing Anurag Pandit, who left the firm.

After posting disappointing results for the prior year, technology stocks rebounded nicely during the six months ended April 30, 2006. Contributing most to our strong performance in the tech sector was solid stock selection. Shares of electronic design software company Mentor Graphics Corp. rose significantly thanks to better-than-expected financial results. Another winner was MEMC Electronic Materials, Inc., a supplier of silicon wafers to semiconductor manufacturers, which enjoyed rising profits on higher selling prices and an increased demand for its products. Palm, Inc., a maker of

4

“Contributing most to our strong performance in the tech sector was solid stock selection.”

handheld devices and software, also aided the Fund’s returns amid strong demand for its TREO line of personal computing devices and speculation that the company could grow its market share. E-commerce software maker Digital River also scored well as its profits climbed in response to surging sales.

Our performance was curtailed by our holdings in poor-performing bellwether tech companies including Intel, Inc. and Microsoft Corp., although our underweight exposure to them helped our relative returns. Much of their malaise stemmed from what the business media has termed “the blue chip blues,” whereby large well-known U.S. companies posted strong earnings growth but still underperformed as investors sought faster-growing opportunities among smaller and more internationally focused companies.

Overall, we remain optimistic in our outlook for technology stocks. We believe we’re closer to the end of the current cycle of interest rate hikes, which should augur well for stocks overall and tech stocks in particular. We also feel that tech stocks are reasonably valued at current levels given their prospects for growth. Furthermore, we believe demand for tech products and services from both U.S. business and consumers should remain healthy over the near term.

This commentary reflects the views of the managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

1Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2As a percentage of net assets on April 30, 2006.

5

A LOOK AT PERFORMANCE For the period ended April 30, 2006

	Class A	Class B	Class C
Inception date	9-22-00	9-22-00	9-22-00

Average annual returns with maximum sales charge (POP)
One year	14.93%	15.07%	19.07%

Five years	–2.48	–2.56	–2.16

Since inception	–7.36	–7.36	–7.20

Cumulative total returns with maximum sales charge (POP)
Six months	3.79	3.58	7.58

One year	14.93	15.07	19.07

Five years	–11.80	–12.15	–10.35

Since inception	–34.84	–34.86	–34.20

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

6

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Standard & Poor’s 500 Index.

	Class B	Class C1

Period beginning	9-22-00	9-22-00

Without sales charge	$6,580	$6,580

With maximum sales charge	6,514	6,580

Index	9,921	9,921

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of April 30, 2006. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

7

YOUR EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

*	Transaction costs which include sales charges (loads) on
purchases or redemptions (varies by share class), minimum
account fee charge, etc.
*	Ongoing operating expenses including management
fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on October 31, 2005, with the same investment held until April 30, 2006.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 10-31-05	on 4-30-06	ended 4-30-06[1]

Class A	$1,092.50	$8.58
Class B	1,085.80	12.20
Class C	1,085.80	12.20

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2006 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on October 31, 2005, with the same investment held until April 30, 2006. Look in any other fund shareholder report to find its hypothetical example, and you will be able to compare these expenses.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 10-31-05	on 4-30-06	ended 4-30-06[1]

Class A	$1,016.60	$8.27
Class B	1,013.10	11.78
Class C	1,013.10	11.78

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.65%, 2.35% and 2.35% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

9

F I N A N C I A L   S TAT E M E N T S

FUND’S INVESTMENTS

Securities owned by the Fund on April 30, 2006 (unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 98.63%		$125,979,696
(Cost $99,254,783)
Application Software 3.15%		4,019,380

BEA Systems, Inc. (I)	49,650	657,862

Hyperion Solutions Corp. (I)	19,850	607,807

Mentor Graphics Corp. (I)	91,000	1,194,830

OpenTV Corp. (Class A) (I)	146,350	421,488

Red Hat, Inc. (I)(L)	38,700	1,137,393
Asset Management & Custody Banks 5.98%		7,642,050

Bank of New York Co., Inc. (The)	77,000	2,706,550

Franklin Resources, Inc.	9,500	884,640

Northern Trust Corp.	10,000	588,900

State Street Corp.	53,000	3,461,960
Biotechnology 5.14%		6,561,777

Amgen, Inc. (I)	17,500	1,184,750

Genentech, Inc. (I)	9,250	737,317

Gilead Sciences, Inc. (I)	23,000	1,322,500

Medarex, Inc. (I)	85,000	1,020,850

Neurocrine Biosciences, Inc. (I)	24,000	1,376,640

OSI Pharmaceuticals, Inc. (I)	26,000	690,820

Regeneration Technologies, Inc. (I)	30,000	228,900
Communications Equipment 8.95%		11,433,130

Cisco Systems, Inc. (I)	205,450	4,304,176

Comverse Technology, Inc. (I)	44,300	1,003,395

Corning, Inc. (I)	27,500	759,825

Finisar Corp. (I)(L)	26,400	124,080

Motorola, Inc.	66,509	1,419,967

See notes to financial statements.

10

F I N A N C I A L    S TAT E M E N T S

Issuer	Shares	Value
Communications Equipment (continued)

Nokia Corp., American Depositary Receipt (ADR) (Finland)	32,036	$725,936

QUALCOMM, Inc.	42,150	2,163,981

Tekelec (I)(L)	65,250	931,770
Computer Hardware 6.50%		8,301,555

Apple Computer, Inc. (I)	10,100	710,939

Hewlett-Packard Co.	61,765	2,005,510

International Business Machines Corp.	50,195	4,133,056

Palm, Inc. (I)(L)	64,250	1,452,050
Computer Storage & Peripherals 1.18%		1,506,851

EMC Corp. (I)(L)	111,536	1,506,851
Consumer Finance 2.43%		3,100,918

American Express Co.	47,800	2,572,118

SLM Corp.	10,000	528,800
Data Processing & Outsourced Services 0.51%		655,737

First Data Corp.	13,750	655,737
Distributors 0.35%		443,199

Ingram Micro, Inc. (Class A) (I)	24,100	443,199
Diversified Banks 8.19%		10,467,657

Bank of America Corp.	81,674	4,077,166

Wachovia Corp.	59,375	3,553,594

Wells Fargo & Co.	41,300	2,836,897
Diversified Commercial Services 0.65%		834,462

Coinstar, Inc. (I)(L)	30,600	834,462
Diversified Financial Services 4.30%		5,491,400

Citigroup, Inc.	73,000	3,646,350

JPMorgan Chase & Co.	28,500	1,293,330

National Financial Partners Corp.	10,610	551,720
Electronic Equipment Manufacturers 1.34%		1,705,200

MEMC Electronic Materials, Inc. (I)	42,000	1,705,200
Electronic Manufacturing Services 0.48%		612,143

Jabil Circuit, Inc. (I)	15,700	612,143
Health Care Equipment 5.31%		6,780,677

Boston Scientific Corp. (I)	36,799	855,209

Hospira, Inc. (I)	38,850	1,497,668

Medtronic, Inc.	25,000	1,253,000

See notes to financial statements.

11

F I N A N C I A L S TAT E M E N T S

Issuer	Shares	Value
Health Care Equipment (continued)

St. Jude Medical, Inc. (I)	25,000	$987,000

Stereotaxis, Inc. (I)	50,000	592,000

The Cooper Companies, Inc.	10,000	548,200

Varian Medical Systems, Inc. (I)	20,000	1,047,600
Health Care Facilities 0.86%		1,096,250

Manor Care, Inc.	25,000	1,096,250
Health Care Services 3.39%		4,328,592

Aveta, Inc. (I)(S)	137,210	2,229,662

Nektar Therapeutics (I)	75,000	1,613,250

Onyx Pharmaceuticals, Inc. (I)	20,800	485,680
Integrated Telecommunication Services 0.30%		381,888

NeuStar, Inc. (Class A) (I)	10,880	381,888
Investment Banking & Brokerage 5.12%		6,543,057

Goldman Sachs Group, Inc. (The)	11,550	1,851,350

Legg Mason, Inc.	20,550	2,434,764

Lehman Brothers Holdings, Inc.	5,250	793,538

Merrill Lynch & Co., Inc.	6,500	495,690

Morgan Stanley	15,050	967,715
Life & Health Insurance 1.51%		1,934,371

AFLAC, Inc.	18,300	869,982

Conseco, Inc. (I)	27,480	693,870

Scottish Re Group Ltd. (Cayman Islands)	15,950	370,519
Managed Health Care 2.21%		2,822,126

Aetna, Inc.	32,000	1,232,000

UnitedHealth Group, Inc.	9,130	454,126

WellPoint, Inc. (I)	16,000	1,136,000
Multi-Line Insurance 4.37%		5,581,074

American International Group, Inc.	55,900	3,647,475

Genworth Financial, Inc. (Class A)	43,150	1,432,580

Hartford Financial Services Group, Inc. (The)	5,450	501,019
Oil & Gas Equipment & Services 1.13%		1,443,840

Grant Prideco, Inc. (I)	28,200	1,443,840
Pharmaceuticals 10.94%		13,969,426

Abbot Laboratories	40,000	1,709,600

Aspreva Pharmaceuticals Corp. (Canada) (I)	25,000	850,000

See notes to
financial statements.

12

F I N A N C I A L     S TAT E M E N T S

Issuer	Shares	Value
Pharmaceuticals (continued)

AstraZeneca Plc (United Kingdom)	30,000	$1,653,900

Corgentech, Inc. (I)	60,000	486,000

Cubist Pharmaceuticals, Inc. (I)	85,000	1,926,950

Johnson & Johnson	25,000	1,465,250

MGI Pharma, Inc. (I)	23,000	429,640

Progenics Pharmaceuticals, Inc. (I)	25,000	586,000

Roche Holding AG (Switzerland)	7,000	1,073,286

Shire Pharmaceutical Group Plc (ADR) (United Kingdom)	80,000	3,788,800
Property & Casualty Insurance 0.87%		1,111,860

Ambac Financial Group, Inc.	13,500	1,111,860
Regional Banks 0.19%		238,800

M&T Bank Corp.	2,000	238,800
Reinsurance 2.38%		3,043,447

Max Re Capital Ltd. (Bermuda)	28,750	704,375

PartnerRe Ltd. (Bermuda)	27,500	1,720,125

Platinum Underwriters Holdings Ltd. (Bermuda)	22,450	618,947
Semiconductor Equipment 2.36%		3,008,815

Applied Materials, Inc.	124,050	2,226,697

Broadcom Corp. (Class A) (I)(L)	19,025	782,118
Semiconductors 1.95%		2,491,296

NVIDIA Corp. (I)	18,300	534,726

Power Integrations, Inc. (I)	21,600	457,272

Texas Instruments, Inc.	43,195	1,499,298
Specialized Finance 0.23%		297,055

CIT Group, Inc.	5,500	297,055
Systems Software 4.61%		5,891,143

Adobe Systems, Inc. (I)	11,950	468,440

Macrovision Corp. (I)	39,750	910,275

Microsoft Corp.	186,850	4,512,428
Thrifts & Mortgage Finance 1.10%		1,410,024

Countrywide Financial Corp.	18,000	731,880

Hudson City Bancorp., Inc.	50,570	678,144
Wireless Telecommunication Services 0.65%		830,496

InterDigital Communications Corp. (I)	32,800	830,496

See notes to financial statements.

13

F I N A N C I A L    S TAT E M E N T S

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 6.51%			$8,313,446
(Cost $8,313,446)
Joint Repurchase Agreement 1.56%			1,991,000

Investment in a joint repurchase agreement transaction
with Barclays — Dated 4-28-06, due 5-1-06
(Secured by U.S. Treasury Inflation Indexed Bond
3.875%, due 4-15-29 and U.S. Treasury Inflation
Indexed Note 2.375%, due 4-15-11)	4.710%	$1,991	1,991,000

		Shares
Cash Equivalents 4.95%			6,322,446

AIM Cash Investment Trust (T)		6,322,446	6,322,446

Total investments 105.14%			$134,293,142

Other assets and liabilities, net (5.14%)			($6,558,524)

Total net assets 100.00%			$127,734,618

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of April 30, 2006.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $2,229,662 or 1.75% of the Fund’s net assets as of April 30, 2006.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.

14

F I N A N C I A L    S TAT E M E N T S

ASSETS AND LIABILITIES April 30, 2006 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (cost $107,568,229)
including $6,193,915 of securities loaned	$134,293,142
Receivable for investments sold	825,471
Receivable for shares sold	44,520
Dividends and interest receivable	105,125
Receivable from affiliates	34,997
Other assets	9,578
Total assets	135,312,833

Liabilities

Due to custodian	53,564
Payable for investments purchased	459,542
Payable for shares repurchased	457,696
Payable upon return of securities loaned	6,322,446
Payable to affiliates
Management fees	79,203
Distribution and service fees	13,097
Other	57,233
Other payables and accrued expenses	135,434
Total liabilities	7,578,215

Net assets

Capital paid-in	303,155,463
Accumulated net realized loss on investments
and foreign currency transactions	(201,552,251)
Net unrealized appreciation of investments
and translation of assets and liabilities in foreign currencies	26,725,093
Accumulated net investment loss	(593,687)
Net assets	$127,734,618

Net asset value per share

Based on net asset values and shares outstanding —
the Fund has an unlimited number of shares
authorized with no par value
Class A ($45,595,803 ÷ 6,660,897 shares)	$6.85
Class B ($60,972,389 ÷ 9,259,340 shares)	$6.58
Class C ($21,166,426 ÷ 3,214,389 shares)	$6.58

Maximum offering price per share

Class A1 ($6.85 ÷ 95%)	$7.21

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements.

15

F I N A N C I A L    S TAT E M E N T S

OPERATIONS

For the period ended April 30, 2006 (unaudited)[1]

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends (net of foreign withholding taxes of $4,565)	$720,021
Interest	80,864
Securities lending	6,054
Total investment income	806,939

Expenses

Investment management fees	497,715
Class A distribution and service fees	69,516
Class B distribution and service fees	321,895
Class C distribution and service fees	110,004
Transfer agent fees	280,654
Miscellaneous	36,932
Custodian fees	29,254
Printing	26,694
Registration and filing fees	23,393
Accounting and legal services fees	20,488
Professional fees	11,300
Trustees’ fees	3,982
Interest	3,275
Compliance fees	1,742
Securities lending fees	231
Total expenses	1,437,075
Less expense reductions	(39,775)
Net expenses	1,397,300
Net investment loss	(590,361)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	9,883,509
Foreign currency transactions	(2,223)
Change in net unrealized appreciation (depreciation) of
Investments	2,191,898
Translation of assets and liabilities in foreign currencies	1,143
Net realized and unrealized gain	12,074,327
Increase in net assets from operations	$11,483,966

1 Semiannual period from 11-1-05 through 4-30-06.

See notes to financial statements.

16

F I N A N C I A L    S TAT E M E N T S

CHANGES IN NET ASSETS

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	10-31-05	4-30-06[1]

Increase (decrease) in net assets
From operations
Net investment loss	($668,807)	($590,361)
Net realized gain	11,846,400	9,881,286
Change in net unrealized
appreciation (depreciation)	3,680,758	2,193,041
Increase in net assets
resulting from operations	14,858,351	11,483,966
From Fund share transactions	(54,072,041)	(18,527,136)

Net assets

Beginning of period	173,991,478	134,777,788
End of period[2]	$134,777,788	$127,734,618

1 Semiannual period from 11-1-05 through 4-30-06. Unaudited.

2 Includes accumulated net investment loss of $3,326 and $593,687, respectively.

See notes to financial statements.

17

F I N A N C I A L    H I G H L I G H T S

FINANCIAL HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

Period ended	10-31-01	10-31-02	10-31-03	10-31-04	10-31-05	4-30-06[1]

Per share operating performance
Net asset value,
beginning of period	$9.54	$5.87	$4.49	$5.51	$5.67	$6.27
Net investment income (loss)[2]	(0.05)	(0.05)	(0.03)	(0.04)	—[3]	(0.01)
Net realized and unrealized
gain (loss) on investments	(3.61)	(1.33)	1.05	0.20	0.60	0.59
Total from
investment operations	(3.66)	(1.38)	1.02	0.16	0.60	0.58
Less distributions
From net investment income	(0.01)	—	—	—	—	—
Net asset value,
end of period	$5.87	$4.49	$5.51	$5.67	$6.27	$6.85
Total return[4,5] (%)	(38.37)	(23.51)	22.72	2.90	10.58	9.25[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$99	$65	$69	$58	$46	$46
Ratio of expenses
to average net assets (%)	1.65	1.65	1.65	1.65	1.65	1.65[7]
Ratio of gross expenses
to average net assets[8] (%)	1.85	1.88	2.02	1.86	1.95	1.71[7]
Ratio of net investment income (loss)
to average net assets (%)	(0.70)	(0.91)	(0.64)	(0.62)	0.01	(0.44)[7]
Portfolio turnover (%)	116	68	76	40	27	26

See notes to financial statements.

18

F I N A N C I A L    H I G H L I G H T S

CLASS B SHARES

Period ended	10-31-01	10-31-02	10-31-03	10-31-04	10-31-05	4-30-06[1]

Per share operating performance
Net asset value,
beginning of period	$9.54	$5.83	$4.42	$5.40	$5.51	$6.06
Net investment loss[2]	(0.10)	(0.09)	(0.06)	(0.07)	(0.04)	(0.04)
Net realized and unrealized
gain (loss) on investments	(3.61)	(1.32)	1.04	0.18	0.59	0.56
Total from
investment operations	(3.71)	(1.41)	0.98	0.11	0.55	0.52
Net asset value,
end of period	$5.83	$4.42	$5.40	$5.51	$6.06	$6.58
Total return[4,5] (%)	(38.89)	(24.19)	22.17	2.04	9.98	8.58[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$161	$102	$104	$85	$66	$61
Ratio of expenses
to average net assets (%)	2.35	2.35	2.35	2.35	2.35	2.35[7]
Ratio of gross expenses
to average net assets[8] (%)	2.55	2.58	2.72	2.56	2.65	2.41[7]
Ratio of net investment loss
to average net assets (%)	(1.40)	(1.61)	(1.34)	(1.32)	(0.67)	(1.13)[7]
Portfolio turnover (%)	116	68	76	40	27	26

See notes to financial statements.

19

F I N A N C I A L    H I G H L I G H T S

CLASS C SHARES

Period ended	10-31-01	10-31-02	10-31-03	10-31-04	10-31-05	4-30-06[1]

Per share operating performance
Net asset value,
beginning of period	$9.54	$5.83	$4.42	$5.40	$5.51	$6.06
Net investment loss[2]	(0.10)	(0.09)	(0.06)	(0.07)	(0.04)	(0.04)
Net realized and unrealized
gain (loss) on investments	(3.61)	(1.32)	1.04	0.18	0.59	0.56
Total from
investment operations	(3.71)	(1.41)	0.98	0.11	0.55	0.52
Net asset value,
end of period	$5.83	$4.42	$5.40	$5.51	$6.06	$6.58
Total return[4,5] (%)	(38.89)	(24.19)	22.17	2.04	9.98	8.58[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$69	$42	$41	$31	$23	$21
Ratio of expenses
to average net assets (%)	2.35	2.35	2.35	2.35	2.35	2.35[7]
Ratio of gross expenses
to average net assets[8] (%)	2.55	2.58	2.72	2.56	2.65	2.41[7]
Ratio of net investment loss
to average net assets (%)	(1.40)	(1.61)	(1.34)	(1.32)	(0.66)	(1.13)[7]
Portfolio turnover (%)	116	68	76	40	27	26

[1] Semiannual period from 11-1-05 through 4-30-06. Unaudited.
[2] Based on the average of the shares outstanding.
[3] Less than $0.01 per share.
[4] Assumes dividend reinvestment and does not reflect the effect of sales charges.
[5] Total returns would have been lower had certain expenses not been reduced during the periods shown.
[6] Not annualized.
[7] Annualized.
[8] Does not take into consideration expense reductions during the periods shown.

See notes to financial statements.

20

NOTES TO STATEMENTS Unaudited

Note A
Accounting policies

John Hancock Growth Trends Fund (the “Fund”) is a diversified series of John Hancock Equity Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve long-term growth of capital. The Fund will invest in a number of industry groups without concentration in any particular industry.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or the value has been materially affected by events occurring after the close of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in “Foreign currency translation” below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (“MFC”), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for

21

the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctua-tions are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifi-able to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2006.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the

22

collateral, should the borrower of the securities fail financially. On April 30, 2006, the Fund loaned securities having a market value of $6,193,915 collateralized by cash in the amount of $6,322,446. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Forward foreign currency
exchange contracts

The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund’s daily net asset value. The Fund records realized gains and losses at the time the forward foreign currency exchange contracts are closed out. Risks may arise upon entering these contracts from the potential inability of coun-terparties to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities.

The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transactions.

The Fund had no open forward foreign currency exchange contracts on April 30, 2006.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $210,895,109 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: October 31, 2009 —$71,884,255, October 31, 2010 — $87,616,374 and October 31, 2011 —$51,394,480.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

23

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 1.00% of the first $2,400,000,000 of the Fund’s average daily net asset value and (b) 0.95% of the Fund’s average daily net asset value in excess of $2,400,000,000. The Adviser has agreed to limit the management fee to the sum of: (a) 0.75% of the first $2,400,000,000 of the Fund’s average daily net asset value and (b) 0.70% of the Fund’s average daily net asset value in excess of $2,400,000,000, at least until February 28, 2007.

Effective December 31, 2005, the investment management teams of the Adviser were reorganized into Sovereign Asset Management LLC (“Sovereign”), a wholly owned indirect subsidiary of John Hancock Life Insurance Company (“JHLICo”), a subsidiary of MFC. The Adviser remains the principal advisor on the Fund and Sovereign acts as subadviser under the supervision of the Adviser. The restructuring did not have an impact on the Fund, which continues to be managed using the same investment philosophy and process. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has agreed to limit the Fund’s total expenses, excluding distribution and service fees, to 1.35% of the Fund’s average daily net asset value, on an annual basis, at least until February 28, 2007. The Adviser reserves the right to terminate this limitation in the future.

The Trust has a Distribution Agreement with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00%, and 1.00% of the average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended April 30, 2006, JH Funds received net up-front sales charges of $27,871 with regard to sales of Class A shares. Of this amount, $4,177 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $23,233 was paid as sales commissions to unrelated broker-dealers and $461 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent, JHLICo is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original

24

purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2006, CDSCs received by JH Funds amounted to $129,380 for Class B shares and $544 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses aggregated and allocated to each class on the basis of its relative net asset value. Signature Services agreed to voluntarily reduce the Fund’s asset-based portion of the transfer agent fee if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by greater than 0.05% . Accordingly, the transfer agent expense for Class A, Class B and Class C shares was reduced by $39,775 for the period ended April 30, 2006. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser and affili-ates to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $20,488. The Fund also paid the Adviser the amount of $596 for certain publishing services, included in the printing fees. The Fund also reimbursed JHLICo for certain compliance costs, included in the Fund’s Statement of Operations.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

25

Note C Fund share transactions

This listing illustrates the number of Fund shares sold and repurchased during the last two periods, along with the corresponding dollar value.

	Year ended 10-31-05		Period ended 4-30-06[1]
	Shares	Amount	Shares	Amount

Class A shares
Sold	812,760	$4,813,555	383,297	$2,560,634
Repurchased	(3,640,225)	(21,625,434)	(1,078,032)	(7,200,215)
Net decrease	(2,827,465)	($16,811,879)	(694,735)	($4,639,581)

Class B shares
Sold	457,988	$2,642,345	273,624	$1,766,843
Repurchased	(5,094,452)	(29,305,114)	(1,881,352)	(12,118,646)
Net decrease	(4,636,464)	($26,662,769)	(1,607,728)	($10,351,803)

Class C shares
Sold	156,457	$901,460	75,197	$486,745
Repurchased	(2,001,617)	(11,498,853)	(626,402)	(4,022,497)
Net decrease	(1,845,160)	($10,597,393)	(551,205)	($3,535,752)

Net decrease	(9,309,089)	($54,072,041)	(2,853,668)	($18,527,136)

1 Semiannual period from 11-1-05 through 4-30-06. Unaudited.

Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2006, aggregated $34,069,948 and $47,377,296, respectively.

The cost of investments owned on April 30, 2006, including short-term investments, for federal income tax purposes, was $107,914,139. Gross unrealized appreciation and depreciation of investments aggregated $29,108,344 and $2,729,341, respectively, resulting in net unrealized appreciation of $26,379,003. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

26

OUR FAMILY OF FUNDS

Equity	Balanced Fund
Classic Value Fund
Core Equity Fund
Focused Equity Fund
Growth Trends Fund
Large Cap Equity Fund
Large Cap Select Fund
Mid Cap Equity Fund
Mid Cap Growth Fund
Multi Cap Growth Fund
Small Cap Fund
Small Cap Equity Fund
Small Cap Intrinsic Value Fund
Sovereign Investors Fund
U.S. Global Leaders Growth Fund

Asset Allocation and	Allocation Growth + Value Portfolio
Lifestyle Portfolios	Allocation Core Portfolio
Lifestyle Aggressive Portfolio
Lifestyle Growth Portfolio
Lifestyle Balanced Portfolio
Lifestyle Moderate Portfolio
Lifestyle Conservative Portfolio

Sector	Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

International	Greater China Opportunities Fund
International Fund
International Classic Value Fund

Income	Bond Fund
Government Income Fund
High Yield Fund
Investment Grade Bond Fund
Strategic Income Fund

Tax-Free Income	California Tax-Free Income Fund
High Yield Municipal Bond Fund
Massachusetts Tax-Free Income Fund
New York Tax-Free Income Fund
Tax-Free Bond Fund

Money Market	Money Market Fund
U.S. Government Cash Reserve

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

27

ELECTRONIC DELIVERY Now available from John Hancock Funds

Instead of sending annual and semiannual reports and prospectuses through the U.S. mail, we’ll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

*	No more waiting for the mail to arrive; you’ll receive an
e-mail notification as soon as the document is ready for
online viewing.

*	Reduces the amount of paper mail you receive from
John Hancock Funds.

*	Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at
www.jhfunds.com/edelivery

28

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Francis V. Knox, Jr.	Custodian
Ronald R. Dion, Chairman	Vice President and	The Bank of New York
James R. Boyle†	Chief Compliance Officer	One Wall Street
James F. Carlin	John G. Vrysen	New York, NY 10286
Richard P. Chapman, Jr.*	Executive Vice President and
William H. Cunningham	Chief Financial Officer	Transfer agent
Charles L. Ladner*		John Hancock Signature
Dr. John A. Moore*	Investment adviser	Services, Inc.
Patti McGill Peterson*	John Hancock Advisers, LLC	1 John Hancock Way,
Steven R. Pruchansky	601 Congress Street	Suite 1000
*Members of the Audit Committee	Boston, MA 02210-2805	Boston, MA 02217-1000
†Non-Independent Trustee
	Subadviser	Legal counsel
Officers	Sovereign Asset	Wilmer Cutler Pickering
Keith F. Hartstein	Management LLC	Hale and Dorr LLP
President and	101 Huntington Avenue	60 State Street
Chief Executive Officer	Boston, MA 02199	Boston, MA 02109-1803
William H. King
Vice President and Treasurer	Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

29

1-800-225-5291 1-800-554-6713 (TDD) 1-800-338-8080 EASI-Line www.jhfunds.com

Now available: electronic delivery www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Growth Trends Fund.

460SA 4/06 6/06

JOHN HANCOCK

Small Cap Fund

4.30.2006 Semiannual Report

JOHN HANCOCK FUNDS

Your fund at a glance

Manager’s report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 14

For more information
page 29

To Our Shareholders,

After producing modest returns in 2005, the stock market has advanced smartly in the first four months of 2006. The major indexes all advanced and produced four-month returns that were ahead of the market’s returns for all of 2005. For example, the Standard & Poor’s 500 Index returned 5.61% year-to-date through April 2006, versus 4.91% last year in total. Investors were encouraged by solid corporate earnings, a healthy economy and stable inflation, which suggested the Federal Reserve could be coming close to the end of its 18-month campaign of raising interest rates.

Despite the good results to date, it is anyone’s guess where the market will end 2006, especially given the wild cards of interest rate moves and record-high energy prices and their impact on corporate profits and the economy.

One thing we do know, however, is that the stock market’s pattern is one of extremes. Consider the last 10 years. From 1995 through 1999, we saw double-digit returns in excess of 20% per year, only to have 2000 through 2002 produce ever-increasing negative results, followed by another 20%-plus up year in 2004 and a less than 5% advance in 2005. Since 1926, the market, as measured by the Standard & Poor’s 500 Index, has produced average annual results of 10.4% . However, that “normal” return is rarely produced in any given year. In fact, calendar-year returns of 8% to 12% have occurred only five times in the 80 years since 1926.

Although the past in no way predicts the future, we have learned at least one lesson from history: Expect highs and lows in the short term, but always invest for the long term. Equally important: Work with your financial professional to maintain a diversified portfolio, spread out among not only different asset classes — stocks, bonds and cash — but also among various investment styles. It’s the best way we know of to benefit from, and weather, the market’s extremes.

Sincerely,

Keith F. Hartstein,

President and Chief Executive Officer

This commentary reflects the CEO’s views as of April 30, 2006. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks capital appreciation by normally investing at least 80% of its assets in equity securities of small-capitalization companies (which, for purposes of this fund, are companies with market capitalizations under $2 billion, or market capitalizations within the range of those companies in the Russell 2000 Index or the Standard & Poor’s Small Cap 600 Index).

Over the last six months

*  The stock market notched solid gains, with small caps leading other capitalization groups.

*  The Fund posted a double-digit return, while trailing its benchmark indexes and peer group average.

*  Within the small-cap space, lower-quality stocks led the rally.

Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Top 10 holdings
3.9%	Trimble Navigation Ltd.
3.1%	Daktronics, Inc.
3.0%	Cytec Industries, Inc.
2.9%	Gaylord Entertainment Co.
2.8%	Warnaco Group, Inc. (The)
2.7%	Transaction Systems Architects, Inc. (Class A)
2.6%	PetroQuest Energy, Inc.
2.5%	Philadelphia Consolidated Holding Corp.
2.5%	Avocent Corp.
2.4%	Boston Private Financial Holdings, Inc.

As a percentage of net assets on April 30, 2006.

BY CHARLES S. GLOVSKY, CFA, FOR THE INDEPENDENCE INVESTMENT LLC PORTFOLIO MANAGEMENT TEAM

MANAGER’S
REPORT

JOHN HANCOCK

Small Cap Fund

U.S. stocks posted solid gains for the six-month period ended April 30, 2006, with small caps leading the way. Signs of a rebound in the economy after a slow fourth quarter, along with strong earnings growth, aided the small-cap sector. Investors also looked ahead to the possibility of the Federal Reserve Board pausing in its campaign of raising short-term interest rates to keep inflation at bay. During the period, the Fed boosted the target federal funds rate by four 0.25% increments, from 3.75% to 4.75% . After taking over leadership at the Fed from Alan Greenspan at the beginning of February, Ben Bernanke unveiled no surprises at the central bank’s March 28 meeting, demonstrating his commitment to maintain continuity with his predecessor’s policies.

“U.S. stocks posted solid gains
for the six-month period
ended April 30, 2006, with
small caps leading the way.”

Crude oil remained in the limelight, managing a late-inning surge to finish the period above $70 per barrel, largely due to fears that Iran’s supply of oil to the West might be disrupted if tension over that nation’s nuclear enrichment program escalated further. The price of gold, which is sensitive to investors’ inflation expectations, also continued to soar, ending the period near $660 per troy ounce. However, despite  the strength in these and other commodities, core inflation —excluding food and energy — remained muted.

Small caps topped mid caps by a comfortable margin and left large caps in the dust during the period. Within the small-cap universe, growth outperformed value by several percentage points.

Looking at performance

For the six months ended April 30, 2006, John Hancock Small Cap Fund’s Class A, Class B, Class C and Class I shares returned 15.45%, 15.02%, 15.02% and 15.65%, respectively, at net asset value. By comparison, the average small-cap core fund monitored by Morningstar, Inc. returned 19.02% 1, the Russell 2000 Index finished with a 18.91% return, and the Standard & Poor’s Small

Cap 600 Index returned 16.94% . Keep in mind that your returns will differ from those listed above if you were not invested in the Fund for the entire period and did not reinvest all distributions. Historical performance information can be found on pages six and seven.

Stock selection was the primary factor detracting from performance versus the Russell index, although our sector selection also had a mildly negative influence. Leadership during the period came from lower-quality, less-liquid stocks that were lifted by a substantial flow of money into small-cap exchange-traded funds (ETF’s). Because we actively manage the Fund to focus on higher-quality issues — particularly undervalued stocks of companies with improving fundamentals — it was difficult for us to keep up with our benchmark indexes.

“Favorable stock picking in the con-
sumer discretionary sector was the
primary positive influence on the
Fund’s performance...”

Health care, technology and energy lag

The health care sector had the most negative impact on the Fund’s performance by a wide margin. Within that group, SFBC International lost almost half of its value during the period. The contract research organization, which handles drug testing for pharmaceutical companies, saw its share price plunge in November following allegations of problems at its Miami testing facility. We sold the stock because we had no way of determining whether more bad news was in the offing. Also hindering performance was Cantel Medical Corp., a distributor of infection prevention and control products. Consolidation in the dialysis-center business and the loss of a major contract hurt the company’s growth prospects.

Stock selection in information technology worked against our results. Avocent Corp. was a notable detractor, weakening in the final month of the period. The maker of analog and digital keyboard, video and mouse switching systems was hurt by a slump in orders triggered by an acquisition. An additional factor hampering the Fund’s performance in technology was a relatively light exposure to semiconductor stocks, which did well. Given the intense competition in the semiconductor space, we sometimes find it challenging to identify smaller

Industry
distribution[2]

Information
technology	24%

Consumer
discretionary	21%

Financial	13%

Health care	13%

Energy	9%

Industrials	8%

Consumer
staples	5%

Materials	4%

Utilities	1%

companies whose earnings growth seems reliable enough to meet our standards. In the energy sector, the Fund’s results were dampened by James River Coal Co., which struggled due to rising fuel and labor costs that cut into profit margins.

Consumer discretionary, industrials add value

Favorable stock picking in the consumer discretionary sector was the primary positive influence on the Fund’s performance versus the Russell index, as our picks outperformed the index’s components by approximately 10 percentage points. Escala Group, Inc. merits mention as a strong performer. The company operates a group of auction houses that sell collectibles, especially stamps and coins. Strong demand for collectibles aided the company’s profit margin and sales volume, although the stock suffered a steep decline after the period ended on news that Escala’s Spanish parent company was the target of a police investigation. Also performing well was LKQ Corp., a nationwide provider of recycled light vehicle OEM (original equipment manufacturer) products and related services. The company continued to post strong growth through acquisitions and expanding operations at existing shops.

In the industrials sector, Encore Wire Corp. stood out as a contributor, its stock price almost doubling during the period. The company, which makes copper wire products, was able to pass along the higher cost of copper to its customers and continued its penetration of the residential and commercial construction markets. Elsewhere, although the Fund’s health care holdings were disappointing overall compared with the Russell index, one exception was Hologic, Inc., a maker of medical imaging equipment. The company continued to experience robust demand for its new line of digital mammography devices.

“At this point, we foresee a relatively
modest deceleration that would
still enable the more competitive
companies to maintain healthy
growth rates.”

Outlook

Small caps have just completed a stellar six-month period, building on a pattern of outperforming the broader market during most of the past six years. We would caution investors not to expect that pattern to continue indefinitely. At the present time, the U.S. economy appears healthy, and smaller companies are showing solid earnings growth. That said, we think economic growth could slow some from current levels, given high energy prices and the Fed’s credit-tightening campaign, neither of which has likely been fully reflected in economic activity. Additionally, some slowing could occur once the stimulative effects of rebuilding after last fall’s hurricane damage work through the system. At this point, we foresee a relatively modest deceleration that would still enable the more competitive companies to maintain healthy growth rates. On balance, therefore, we anticipate a favorable backdrop for our disciplined brand of bottom-up, fundamentally driven stock picking.

This commentary reflects the views of the portfolio manager through the end of the Fund’s period discussed in this report. The manager’s statements reflect his own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

See the prospectus for the risks of investing in small-cap stocks.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on April 30, 2006.

A LOOK AT
PERFORMANCE
For the period ended
April 30, 2006

	Class A1	Class B	Class C	Class I2
Inception date	12-16-98	12-6-04	12-6-04	12-6-04

Average annual returns with maximum sales charge (POP)
One year	21.67%	22.07%	26.07%	28.63%

Five years	10.91	—	—	—

Since inception	12.11	9.76	12.50	13.72

Cumulative total returns with maximum sales charge (POP)
Six months	9.68	10.02	14.02	15.65

One year	21.67	22.07	26.07	28.63

Five years	67.86	—	—	—

Since inception	132.28	13.89	17.89	19.68

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1Effective December 3, 2004, shareholders of the former Independence Small Cap Portfolio became owners of that number of full and fractional shares of Class A shares of the John Hancock Small Cap Fund. Additionally, the accounting and performance history of the former Independence Small Cap Portfolio was redesignated as that of Class A of John Hancock Small Cap Fund.

2For certain types of investors as described in the Fund’s Class I share prospectus.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in two separate indexes.

	Class B1	Class C1,3	Class I1,2
Period beginning	12-6-04	12-6-04	12-6-04

Without sales charge	$11,789	$11,789	$11,968

With maximum sales charge	11,389	11,789	11,968

Index 1	12,161	12,161	12,161

Index 2	12,418	12,418	12,418

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of April 30, 2006. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 2000 Index — Index 1 — is an unmanaged index composed of 2,000 U.S. small-capitalization stocks.

Standard & Poor’s Small Cap 600 Index — Index 2 — is an unmanaged index of 600 domestic stocks of small-size companies.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 Index 2 figure as of November 30, 2004.
2 For certain types of investors as described in the Fund’s Class I share prospectus.
3 No contingent deferred sales charge applicable.

YOUR
EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

*  Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

*  Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on October 31, 2005, with the same investment held until April 30, 2006.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 10-31-05	on 4-30-06	ended 4-30-06[1]

Class A	$1,154.50	$8.40
Class B	1,150.20	12.15
Class C	1,150.20	12.15
Class I	1,156.50	5.82

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2006 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on October 31, 2005, with the same investment held until April 30, 2006. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 10-31-05	on 4-30-06	ended 4-30-06[1]

Class A	$1,017.00	$7.87
Class B	1,013.50	11.38
Class C	1,013.50	11.38
Class I	1,019.39	5.45

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.58%, 2.28%, 2.28% and 1.10% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

F I N A N C I A L  S TAT E M E N T S

FUND’S
INVESTMENTS
Securities owned
by the Fund on
April 30, 2006
(unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 97.60%		$256,317,655
(Cost $219,720,756)
Apparel Retail 1.96%		5,139,657

New York & Co., Inc. (I)	330,100	5,139,657
Apparel, Accessories & Luxury Goods 3.82%		10,024,296

Hartmarx Corp. (I)	301,100	2,589,460

Warnaco Group, Inc. (The) (I)	333,700	7,434,836
Application Software 4.03%		10,575,648

Parametric Technology Corp. (I)	238,700	3,566,178

Transaction Systems Architects, Inc. (I)	175,500	7,009,470
Auto Parts & Equipment 2.27%		5,958,528

LKQ Corp. (I)	283,200	5,958,528
Coal & Consumable Fuels 1.54%		4,049,280

James River Coal Co. (I)(L)	115,200	4,049,280
Communications Equipment 2.46%		6,454,824

Avocent Corp. (I)	239,600	6,454,824
Computer Storage & Peripherals 1.31%		3,437,304

Pressteck, Inc. (I)	287,400	3,437,304
Data Processing & Outsourced Services 1.30%		3,429,250

Infocrossing, Inc. (I)(L)	275,000	3,429,250
Electrical Components & Equipment 2.15%		5,660,550

Encore Wire Corp. (I)	135,000	5,660,550
Electronic Equipment Manufacturers 3.08%		8,083,242

Daktronics, Inc.	206,100	8,083,242
Electronic Manufacturing Services 3.89%		10,210,390

Trimble Navigation Ltd. (I)	215,500	10,210,390

See notes to financial statements.

F I N A N C I A L  S TAT E M E N T S

Issuer	Shares	Value
General Merchandise Stores 2.22%		$5,832,020

Big Lots, Inc. (I)	403,600	5,832,020
Health Care Equipment 5.66%		14,863,013

Cantel Medical Corp. (I)	280,300	4,117,607

Hologic, Inc. (I)	128,200	6,111,294

Kensey Nash Corp. (I)(L)	153,600	4,634,112
Health Care Facilities 2.31%		6,058,220

LifePoint Hospitals, Inc. (I)(L)	119,700	3,794,490

Radiation Therapy Services, Inc. (I)	88,600	2,263,730
Health Care Services 1.63%		4,274,692

Ventiv Health, Inc. (I)	142,300	4,274,692
Health Care Supplies 1.96%		5,153,200

Inverness Medical Innovations, Inc. (I)(L)	198,200	5,153,200
Health Care Technology 0.99%		2,602,150

Emageon, Inc. (I)	146,600	2,602,150
Home Entertainment Software 1.67%		4,373,325

Take-Two Interactive Software, Inc. (I)(L)	256,500	4,373,325
Homefurnishing Retail 1.77%		4,635,840

Cost Plus, Inc. (I)(L)	263,400	4,635,840
Hotels, Resorts & Cruise Lines 2.91%		7,641,975

Gaylord Entertainment Co. (I)	172,700	7,641,975
Industrial Machinery 3.66%		9,623,934

CLACOR, Inc.	152,400	5,334,000

Watts Water Technologies, Inc.	125,400	4,289,934
IT Consulting & Other Services 1.91%		5,028,996

Lionbridge Technologies, Inc. (I)	611,800	5,028,996
Oil & Gas Drilling 1.42%		3,741,435

Hercules Offshore, Inc. (I)	91,500	3,741,435
Oil & Gas Equipment & Services 1.95%		5,126,341

Dresser-Rand Group, Inc. (I)	205,300	5,126,341
Oil & Gas Exploration & Production 4.13%		10,834,929

Forest Oil Corp. (I)	78,300	2,863,431

Mariner Energy, Inc. (I)	63,400	1,233,130

PetroQuest Energy, Inc. (I)	569,600	6,738,368

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

Issuer	Shares	Value
Personal Products 4.66%		$12,232,185

Inter Parfums, Inc.	197,400	3,740,730

Playtex Products, Inc. (I)	412,300	4,621,883

Prestige Brands Holdings, Inc. (I)	316,400	3,869,572
Property & Casualty Insurance 3.86%		10,145,310

James River Group, Inc. (I)	46,000	1,211,180

National Interstate Corp.	127,300	2,384,329

Philadelphia Consolidated Holding Corp. (I)	197,700	6,549,801
Publishing 2.09%		5,487,408

Courier Corp.	127,200	5,487,408
Railroads 2.15%		5,652,825

Genesee & Wyoming, Inc. (Class A) (I)	172,500	5,652,825
Regional Banks 5.91%		15,510,330

Boston Private Financial Holdings, Inc.	192,200	6,390,650

First Community Bancorp.	79,600	4,616,800

Placer Sierra Bancshares	169,600	4,502,880
Reinsurance 1.99%		5,226,750

Scottish Re Group Ltd. (Cayman Islands)	225,000	5,226,750
Semiconductors 1.50%		3,949,440

Silicon Image, Inc. (I)	387,200	3,949,440
Specialty Chemicals 4.39%		11,527,475

Arch Chemicals, Inc.	126,300	3,720,798

Cytec Industries, Inc.	129,100	7,806,677
Specialized Consumer Services 2.33%		6,107,220

Escala Group, Inc. (I)	222,000	6,107,220
Specialty Stores 2.02%		5,313,350

Build-A-Bear Workshop, Inc. (I)(L)	164,500	5,313,350
Systems Software 2.35%		6,169,425

Secure Computing Corp. (I)	573,900	6,169,425
Thrifts & Mortgage Finance 1.07%		2,820,168

TierOne Corp.	82,800	2,820,168
Water Utilities 1.28%		3,362,730

Aqua America, Inc.	140,700	3,362,730

See notes to financial statements.

F I N A N C I A L  S TAT E M E N T S

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 12.19%			$32,022,566
(Cost $32,022,566)
Joint Repurchase Agreement 1.66%			4,371,000

Investment in a joint repurchase agreement transaction
with Barclays Capital, Inc. — Dated 4-28-06 due
5-1-06 (secured by U.S. Treasury Inflation Indexed
Bond 3.875% due 4-15-29 and U.S. Treasury Inflation
Indexed Note 2.375% due 4-15-11)	4.710%	$4,371	4,371,000

		Shares
Cash Equivalents 10.53%			27,651,566

AIM Cash Investment Trust (T)		27,651,566	27,651,566

Total investments 109.79%			$288,340,221

Other assets and liabilities, net (9.79%)			($25,712,214)

Total net assets 100.00%			$262,628,007

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of April 30, 2006.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

ASSETS AND
LIABILITIES
April 30, 2006
(unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets
Investments at value (cost $251,743,322)
including $27,441,003 of securities loaned	$288,340,221
Cash	202
Receivable for investments sold	479,058
Receivable for shares sold	2,008,971
Dividends and interest receivable	17,092
Receivable from affiliates	940
Other assets	696
Total assets	290,847,180

Liabilities
Payable for shares repurchased	322,191
Payable upon receipt of securities loaned	27,651,566
Payable to affiliates
Management fees	189,606
Distribution and service fees	14,751
Other	3,761
Other payables and accrued expenses	37,298
Total liabilities	28,219,173

Net assets
Capital paid-in	225,511,256
Accumulated net realized gain on investments	1,632,631
Net unrealized appreciation of investments	36,596,899
Accumulated net investment loss	(1,112,779)
Net assets	$262,628,007

Net asset value per share
Based on net asset values and shares outstanding —
the Fund has an unlimited number of shares
authorized with no par value
Class A ($163,011,243 ÷ 12,268,414 shares)	$13.29
Class B ($11,985,314 ÷ 910,621 shares)	$13.16
Class C ($47,169,138 ÷ 3,583,637 shares)	$13.16
Class I ($40,462,312 ÷ 3,028,161 shares)	$13.36

Maximum offering price per share
Class A1 ($13.29 ÷ 95%)	$13.99

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements.

F I N A N C I A L  S TAT E M E N T S

OPERATIONS
For the period ended
April 30, 2006
(unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income
Dividends	$317,675
Securities lending	188,674
Interest	188,277
Total investment income	694,626

Expenses
Investment management fees	982,106
Class A distribution and service fees	196,810
Class B distribution and service fees	52,170
Class C distribution and service fees	194,720
Class A, B and C transfer agent fees	214,821
Class I transfer agent fees	9,415
Registration and filing fees	56,514
Custodian fees	28,026
Accounting and legal services fees	25,005
Printing	19,270
Professional fees	10,756
Securities lending fees	7,488
Miscellaneous	7,447
Trustees’ fees	4,399
Compliance fees	3,445
Interest	2,274
Total expenses	1,814,666
Less expense reductions	(7,267)
Net expenses	1,807,399
Net investment loss	(1,112,773)

Realized and unrealized gain
Net realized gain on investments	2,391,830
Change in net unrealized appreciation
(depreciation) of investments	28,559,372
Net realized and unrealized gain	30,951,202
Increase in net assets from operations	$29,838,429

1 Semiannual period from 11-1-05 through 4-30-06.

See notes to financial statements.

F I N A N C I A L  S TAT E M E N T S

CHANGES IN
NET ASSETS

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	10-31-05	4-30-06[1]

Increase (decrease) in net assets
From operations
Net investment loss	($1,311,516)	($1,112,773)
Net realized gain	3,160,062	2,391,830
Change in net unrealized
appreciation (depreciation)	6,081,356	28,559,372
Increase in net assets
resulting from operations	7,929,902	29,838,429
Distributions to shareholders
From net realized gain
Class A	(3,749,244)	(472,311)
Class B	—	(40,294)
Class C	—	(142,286)
Class I	—	(152,977)
	—	(807,868)
From Fund share transactions	147,506,351	53,885,108

Net assets
Beginning of period	28,025,329	179,712,338
End of period[2]	$179,712,338	$262,628,007

1 Semiannual period from 11-1-05 through 4-30-06. Unaudited.
2 Includes accumulated net investment loss of $6 and $1,112,779, respectively.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S

FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

Period ended	10-31-01	10-31-02[1]	10-31-03	10-31-04	10-31-05[2]	4-30-06[3]

Per share operating performance
Net asset value,
beginning of period	$14.64	$12.99	$8.22	$10.06	$11.44	$11.56
Net investment loss[4]	(0.29)	(0.16)	(0.05)	(0.09)	(0.11)	(0.06)
Net realized and unrealized
gain (loss) on investments	(1.17)	0.36[5]	2.22	1.61	1.61	1.84
Total from
investment operations	(1.46)	0.20	2.17	1.52	1.50	1.78
Less distributions
From net realized gain	(0.19)	(4.97)	(0.33)	(0.14)	(1.38)	(0.05)
Net asset value, end of period	$12.99	$8.22	$10.06	$11.44	$11.56	$13.29
Total return[6,7] (%)	(9.92)	(3.59)	27.41	15.25	13.44	15.45[8]

Ratios and supplemental data
Net assets, end of period
(in millions)	$10	$11	$16	$28	$105	$163
Ratio of expenses
to average net assets (%)	1.97	2.28	1.18	1.23	1.57	1.58[9]
Ratio of gross expenses
to average net assets[10] (%)	2.07	2.69	2.60	2.23	1.65	1.59[9]
Ratio of net investment loss
to average net assets (%)	(1.54)	(1.92)	(0.57)	(0.80)	(0.99)	(0.95)[9]
Portfolio turnover (%)	65	92	79	129	145	39

See notes to financial statements.

F I N A N C I A L  H I G H L I G H T S

CLASS B SHARES

Period ended	10-31-05[2,11]	4-30-06[3]

Per share operating performance
Net asset value,
beginning of period	$11.21	$11.49
Net investment loss[4]	(0.17)	(0.10)
Net realized and unrealized
gain on investments	0.45	1.82
Total from
investment operations	0.28	1.72
Less distributions
From net realized gain	—	(0.05)
Net asset value, end of period	$11.49	$13.16
Total return[6,7] (%)	2.50[8]	15.02[8]

Ratios and supplemental data
Net assets, end of period
(in millions)	$9	$12
Ratio of expenses
to average net assets (%)	2.27[9]	2.28[9]
Ratio of gross expenses
to average net assets[10] (%)	2.35[9]	2.29[9]
Ratio of net investment loss
to average net assets (%)	(1.67)[9]	(1.64)[9]
Portfolio turnover (%)	145	39

See notes to financial statements.

F I N A N C I A L  H I G H L I G H T S

CLASS C SHARES

Period ended	10-31-05[2,11]	4-30-06[3]

Per share operating performance
Net asset value,
beginning of period	$11.21	$11.49
Net investment loss[4]	(0.17)	(0.10)
Net realized and unrealized
gain on investments	0.45	1.82
Total from
investment operations	0.28	1.72
From net realized gain	—	(0.05)
Net asset value, end of period	$11.49	$13.16
Total return[6,7] (%)	2.50[8]	15.02[8]

Ratios and supplemental data
Net assets, end of period
(in millions)	$31	$47
Ratio of expenses
to average net assets (%)	2.27[9]	2.28[9]
Ratio of gross expenses
to average net assets[10] (%)	2.35[9]	2.29[9]
Ratio of net investment loss
to average net assets (%)	(1.67)[9]	(1.65)[9]
Portfolio turnover (%)	145	39

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S

CLASS I SHARES

Period ended	10-31-05[2,11]	4-30-06[3]

Per share operating performance
Net asset value,
beginning of period 4	$11.21	$11.60

Net investment loss 4	(0.05)	(0.03)
Net realized and unrealized
gain on investments	0.44	1.84
Total from
investment operations	0.39	1.81
Less distributions
From net realized gain	—	(0.05)
Net asset value, end of period	$11.60	$13.36
Total return[6,7] (%)	3.48[8]	15.65[8]

Ratios and supplemental data
Net assets, end of period
(in millions)	$34	$40
Ratio of expenses
to average net assets (%)	1.10[9]	1.10[9]
Ratio of gross expenses
to average net assets[10] (%)	1.18[9]	1.109[9]
Ratio of net investment loss
to average net assets (%)	(0.53)[9]	(0.45)[9]
Portfolio turnover (%)	145	39

1 On 6-24-02, the Advisors’ Inner Circle Fund Independence Small Cap Portfolio acquired the assets and liabilities of the UAM Independence Small Cap Portfolio, a series of the UAM Funds, Inc. The operations of the Advisors’ Inner Circle Fund Independence Small Cap Portfolio prior to the acquisition were those of the predecessor fund, the UAM Independence Small Cap Portfolio.
2 Effective 12-3-04, shareholders of the former Independence Small Cap Portfolio became owners of an equal number of full and fractional Class A shares of the John Hancock Small Cap Fund. Additionally, the accounting and performance history of the Independence Small Cap Portfolio was redesignated as that of Class A of John Hancock Small Cap Fund.
3 Semiannual period from 11-1-05 through 4-30-06. Unaudited.
4 Based on the average of the shares outstanding.
5 The per share amount does not accord with the aggregate net loses on investments because of the sales and repurchase of the Fund’s shares in relation to fluctuating market value of the investments in the Fund.
6 Assumes dividend reinvestment and does not reflect the effect of sales charges.
7 Total returns would have been lower had certain expenses not been reduced during the periods shown.
8 Not annualized.
9 Annualized.
10 Does not take into consideration expense reductions during the periods shown.
11 Class B, Class C and Class I shares began operations on 12-6-04.

See notes to financial statements.

NOTES TO
STATEMENTS
Unaudited

Note A

Accounting policies

John Hancock Small Cap Fund (the “Fund”) is a diversified series of John Hancock Equity Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is the accounting and performance successor to Independence Small Cap Portfolio, a diversified open-end management investment company organized as a Massachusetts business trust. On December 3, 2004, the Fund acquired substantially all of the assets and assumed the liabilities of the former Independence Small Cap Portfolio pursuant to an agreement and plan of reorganization in exchange for Class A shares of the Fund.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or the value has been materially affected by events occurring after the close of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments, which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at net asset value each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (“MFC”), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2006.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At April 30, 2006, the Fund loaned securities having a market value of $27,441,003, collateralized by cash in the amount of $27,651,566. The cash collateral was invested in a short-term instrument. Security lending expenses are paid by the Fund to the Adviser.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended October 31, 2005, the tax character of distributions paid was as follows: ordinary income $929,281 and long-term capital gain $2,819,963. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B

Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.90% of the first $1,000,000,000 of the Fund’s average daily net asset value and (b) 0.85% of the Fund’s average daily net asset value in excess of $1,000,000,000. The Adviser has a subadvisory agreement with Independence Investments, LLC (the “Subadviser”). The Fund is not responsible for payment of the subadvisory fees until December 3, 2005, the sub-adviser has agreed to waive its fee unless the net revenue received by the Adviser from its advisory fee exceeded the Adviser’s cumulative cost and to limit its subadvisory fee to the amount of such net revenue if less than the subadvisory fee.

The Subadviser was a wholly owned indirect subsidiary of John Hancock Life Insurance Company (“JHLICo”) and an indirect wholly owned subsidiary of Manulife Financial Corporation (“MFC”). MFC sold the assets of the Subadviser to a subsidiary of City National Corp. The closing took place on May 31, 2006. The Board of Trustees has approved a new subadvi-sory agreement with the successor to the Subadviser’s business and an interim sub-advisory agreement pending shareholder approval. The Adviser has agreed to limit the Fund’s expenses, excluding distribution and service fees and transfer agent fees, to 1.05% of the Fund’s average daily net asset value and net operating expenses of Class A shares will be limited to 1.65%, Class B and Class C shares to 2.35% and Class I shares to 1.10% of the net asset value of each respective class, on an annual basis, average net asset value, at least until February 28, 2007. Accordingly, the expense reductions related to the Fund’s total expense limitation amounted to $940 for the period ended April 30, 2006. The Adviser reserves the right to terminate this limitation in the future.

The Trust has a Distribution Agreement with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of the average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended April 30, 2006, JH Funds received net up-front sales charges of $356,510 with regard to sales of Class A shares. Of this amount, $47,812 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $308,120 was paid as sales commissions to unrelated broker-dealers and $578 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent, JHLICo is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2006, CDSCs received by JH Funds amounted to $7,812 for Class B shares and $6,308 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund pays a monthly transfer agent fee at a total annual rate of 0.05% of Class I average daily net asset value. Signature Services has agreed to limit transfer agent fees on Class A, Class B and Class C shares to 0.30% of each class’s average daily net asset value, at least until February 28, 2007. Signature Services has also agreed to voluntarily reduce the Fund’s asset-based portion of the transfer agent fee on Class A, Class B, and Class C shares if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by greater than 0.05% . Accordingly, the transfer agent expense for Class A, Class B and Class C shares was reduced by $6,327 for the period ended April 30, 2006. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser and affili-ates to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $25,005. The Fund also paid the adviser the amount of $388 for certain publishing services, included in the printing fees. The Fund also reimbursed JHLICo for certain compliance costs, included in the Fund’s Statement of Operations.

The Adviser and other subsidiaries of JHLICo owned 89 Class A, 89 Class B, 89 Class C and 89 Class I shares of beneficial interest of the Fund on April 30, 2006.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as another asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C

Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

	Year ended 10-31-05		Period ended 4-30-06[1]
	Shares	Amount	Shares	Amount

Class A shares
Sold	13,170,020	$148,607,095	4,334,851	$55,368,143
Distributions reinvested	—	—	36,036	433,506
Repurchased	(6,497,042)	(74,263,560)	(1,224,794)	(15,586,875)
Net increase	6,672,978	$74,343,535	3,146,093	$40,214,774

Class B shares[2]
Sold	873,470	$9,848,449	229,553	$2,902,581
Distributions reinvested	—	—	3,184	38,048
Repurchased	(81,490)	(919,888)	(114,096)	(1,430,032)
Net increase	791,980	$8,928,561	118,641	$1,510,597

Class C shares[2]
Sold	2,801,679	$31,674,244	999,735	$12,614,337
Distributions reinvested	—	—	11,360	135,754
Repurchased	(65,504)	(757,401)	(163,633)	(2,076,193)
Net increase	2,736,175	$30,916,843	847,462	$10,673,898

Class I shares[2]
Sold	3,620,434	$41,599,404	661,323	$8,251,157
Distributions reinvested	—	—	12,549	151,472
Repurchased	(717,801)	(8,281,992)	(548,344)	(6,916,790)
Net increase	2,902,633	$33,317,412	125,528	$1,485,839

Net increase	13,103,766	$147,506,351	4,237,724	$53,885,108

[1] Semiannual period from 11-1-05 through 4-30-06. Unaudited.
[2] Class B, Class C and Class I shares began operations on 12-6-04.

Note D
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2006, aggregated $135,517,571 and $83,362,427, respectively.

The cost of investments owned on April 30, 2006, including short-term investments, for federal income tax purposes, was $252,185,052. Gross unrealized appreciation and depreciation of investments aggregated $43,558,329 and $7,403,160, respectively, resulting in net unrealized appreciation of $36,155,169. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities and accretion of discounts on debt securities.

OUR FAMILY
OF FUNDS

Equity	Balanced Fund
Classic Value Fund
Core Equity Fund
Focused Equity Fund
Growth Trends Fund
Large Cap Equity Fund
Large Cap Select Fund
Mid Cap Equity Fund
Mid Cap Growth Fund
Multi Cap Growth Fund
Small Cap Fund
Small Cap Equity Fund
Small Cap Intrinsic Value Fund
Sovereign Investors Fund
U.S. Global Leaders Growth Fund

Asset Allocation and	Allocation Growth + Value Portfolio
Lifestyle Portfolios	Allocation Core Portfolio
Lifestyle Aggressive Portfolio
Lifestyle Growth Portfolio
Lifestyle Balanced Portfolio
Lifestyle Moderate Portfolio
Lifestyle Conservative Portfolio

Sector	Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

International	Greater China Opportunities Fund
International Fund
International Classic Value Fund

Income	Bond Fund
Government Income Fund
High Yield Fund
Investment Grade Bond Fund
Strategic Income Fund

Tax-Free Income	California Tax-Free Income Fund
High Yield Municipal Bond Fund
Massachusetts Tax-Free Income Fund
New York Tax-Free Income Fund
Tax-Free Bond Fund

Money Market	Money Market Fund
U.S. Government Cash Reserve

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

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DELIVERY
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For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Francis V. Knox, Jr.	Custodian
Ronald R. Dion, Chairman	Vice President and	The Bank of New York
James R. Boyle†	Chief Compliance Officer	One Wall Street
James F. Carlin	John G. Vrysen	New York, NY 10286
Richard P. Chapman, Jr.*	Executive Vice President and
William H. Cunningham	Chief Financial Officer	Transfer agent
Charles L. Ladner*		John Hancock Signature
Dr. John A. Moore*	Investment adviser	Services, Inc.
Patti McGill Peterson*	John Hancock Advisers, LLC	1 John Hancock Way,
Steven R. Pruchansky	601 Congress Street	Suite 1000
*Members of the Audit Committee	Boston, MA 02210-2805	Boston, MA 02217-1000
†Non-Independent Trustee
	Subadviser	Legal counsel
	Independence Investment	Wilmer Cutler Pickering
Officers	LLC	Hale and Dorr LLP
Keith F. Hartstein	53 State Street	60 State Street
President and	Boston, MA 02109	Boston, MA 02109-1803
Chief Executive Officer
William H. King	Principal distributor
Vice President and Treasurer	John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of
the shareholders of John Hancock
Small Cap Fund.

820SA 4/06
6/06

ITEM 2. CODE OF ETHICS.

As of the end of the period, April 30, 2006, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

The code of ethics was amended effective February 1, 2005 to address new Rule 204A-1 under the Investment Advisers Act of 1940 and to make other related changes.

The most significant amendments were:

(a) Broadening of the General Principles of the code to cover compliance with all federal securities laws.

(b) Eliminating the interim requirements (since the first quarter of 2004) for access persons to preclear their personal trades of John Hancock mutual funds. This was replaced by post-trade reporting and a 30 day hold requirement for all employees.

(c) A new requirement for “heightened preclearance” with investment supervisors by any access person trading in a personal position worth $100,000 or more.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds - Administration Committee Charter and John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Equity Trust

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: June 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: June 27, 2006

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Executive Vice President and Chief Financial Officer

Date: June 27, 2006